Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Entity Registrant Name	Ocean Rig UDW Inc.
Entity Central Index Key	0001447382
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	Yes
Entity Common Stock Shares Outstanding	131,725,128
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 317,366	$ 250,878
Restricted cash (Note 2)	37,321	57,060
Trade accounts receivable, net of allowance for doubtful receivables of $18,420 and $14,685.	148,808	123,223
Other current assets (Note 4)	93,639	65,248
Total current assets	597,134	496,409
FIXED ASSETS, NET:
Advances for drillships under construction (Note 5)	992,825	754,925
Drilling rigs, drillships, machinery and equipment, net (Note 6)	4,399,462	4,538,838
Total fixed assets, net	5,392,287	5,293,763
OTHER NON CURRENT ASSETS:
Restricted cash (Note 2)	155,374	125,040
Financial instruments (Note 10)	935	0
Intangible assets, net (Note 7)	7,619	9,062
Other non-current assets (Note 8)	71,765	91,081
Total non-current assets, net	235,693	225,183
Total assets	6,225,114	6,015,355
CURRENT LIABILITIES:
Current portion of long-term debt (Note 9)	169,780	210,166
Accounts payable and other current liabilities	69,827	37,305
Accrued liabilities	156,886	104,633
Deferred revenue	69,635	34,726
Financial instruments (Note 10)	39,537	40,727
Total current liabilities	505,665	427,557
NON CURRENT LIABILITIES
Long term debt, net of current portion (Note 9)	2,683,630	2,525,599
Financial instruments (Note 10)	38,087	52,025
Deferred revenue	71,815	9,172
Pensions (Note 11)	4,057	2,546
Other non-current liabilities	13,345	0
Total non-current liabilities	2,810,934	2,589,342
COMMITMENTS AND CONTINGENCIES (Note 17)	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2011 and 2012, nil issued and outstanding at December 31, 2011 and 2012 respectively	0	0
Common stock, $0.01 par value; 1,000,000,000 shares authorized, at December 31, 2011 and 2012, 131,696,928 and 131,725,128 issued and outstanding at December 31, 2011 and 2012, respectively (Note 12)	1,317	1,317
Additional paid-in capital	3,489,018	3,469,924
Accumulated other comprehensive loss (Note 13)	(27,825)	(51,126)
Accumulated deficit	(553,995)	(421,659)
Total stockholders' equity	2,908,515	2,998,456
Total liabilities and stockholders' equity	$ 6,225,114	$ 6,015,355

Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets
Allowance for doubtful receivables	$ 14,685	$ 18,420
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	500,000,000	500,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	1,000,000,000	1,000,000,000
Common stock shares issued	131,725,128	131,696,928
Common stock shares outstanding	131,725,128	131,696,928

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES:
Leasing revenue	$ 0	$ 112,118	$ 141,211
Service revenue (including amortization of above market acquired drilling contracts), net	941,903	587,531	264,501
Total Revenues	941,903	699,649	405,712
EXPENSES:
Drilling rigs and drillships operating expenses	563,583	281,833	119,369
Depreciation and amortization	224,479	162,532	75,092
Loss on disposals	133	754	1,458
General and administrative expenses	83,647	46,718	20,566
Legal settlements and other, net (Note 17)	4,524	0	0
Operating income	65,537	207,812	189,227
OTHER INCOME / (EXPENSES):
Interest and finance costs (Note 14)	(116,427)	(63,752)	(8,418)
Interest income	553	9,810	12,464
Loss on interest rate swaps (Note 10)	(36,974)	(33,455)	(40,303)
Other, net	(1,068)	2,311	2,227
Total other income/(expenses), net	(153,916)	(85,086)	(34,030)
INCOME/(LOSS) BEFORE INCOME TAXES	(88,379)	122,726	155,197
Income taxes (Note 15)	(43,957)	(27,428)	(20,436)
NET INCOME/(LOSS)	$ (132,336)	$ 95,298	$ 134,761
EARNINGS/(LOSS) PER SHARE, BASIC AND DILUTED	$ (1)	$ 0.72	$ 1.3
WEIGHTED AVERAGE NUMBER OF COMMON SHARES, BASIC AND DILUTED (Note 12)	131,696,935	131,696,928	103,908,279

Consolidated Statements of Comprehensive Income/(Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income/(Loss)
Net Income / (Loss)	$ (132,336)	$ 95,298	$ 134,761
Other Comprehensive income / (loss):
Unrealized interest rate swap gains/(losses)	0	3,272	(5,495)
Realized loss on cash flow hedges associated with capitalized interest	0	(3,272)	(21,523)
Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations	1,034	722	0
Reclassification of losses on previously designated cash flow hedges to Consolidated Statement of Operations, net	22,904	9,816	0
Actuarial gains/(losses)	(637)	(942)	424
Other Comprehensive income/ (loss)	23,301	9,596	(26,594)
Total Comprehensive income / (loss)	$ (109,035)	$ 104,894	$ 108,167

Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit
BALANCE, at Dec. 31, 2009	$ 1,701,117	$ 10	$ 2,386,953	$ (34,128)	$ (651,718)
BALANCE, shares, at Dec. 31, 2009		103,125,500
Net income / (loss)	134,761				134,761
Amortization of stock based compensation	0
Other comprehensive income	(26,594)			(26,594)
Share dividend		1,021	(1,021)
Private placement, value	488,301	286	488,015
Private placement, shares		28,571,428
Capital contribution from DryShips Inc	583,497		583,497
BALANCE, at Dec. 31, 2010	2,881,082	1,317	3,457,444	(60,722)	(516,957)
BALANCE, shares, at Dec. 31, 2010		131,696,928
Net income / (loss)	95,298				95,298
Amortization of stock based compensation	0
Other comprehensive income	9,596			9,596
Capital contribution from DryShips Inc	12,480		12,480
BALANCE, at Dec. 31, 2011	2,998,456	1,317	3,469,924	(51,126)	(421,659)
BALANCE, shares, at Dec. 31, 2011		131,696,928
Net income / (loss)	(132,336)				(132,336)
Issuance of non-vested shares		28,200
Amortization of stock based compensation	613		613
Other comprehensive income	23,301			23,301
Capital contribution from DryShips Inc	18,481		18,481
BALANCE, at Dec. 31, 2012	$ 2,908,515	$ 1,317	$ 3,489,018	$ (27,825)	$ (553,995)
BALANCE, shares, at Dec. 31, 2012		131,696,928

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net income / (loss)	$ (132,336)	$ 95,298	$ 134,761
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	224,479	162,532	75,092
Loss from disposal of assets	133	754	1,458
Commitments fees on undrawn line of credit	0	0	6,375
Amortization of deferred financing fees	12,944	17,778	0
Net amortization of fair value of acquired drilling contracts	0	1,170	1,222
Amortization of cash flow hedge reserve	22,904	9,816	(21,523)
Interest income on restricted cash related to to drillships	0	(4,318)	(6,205)
Change in fair value of derivatives	(16,063)	(15,114)	33,119
Amortization of stock based compensation	613	0	0
Other non cash items	16,961	12,817	0
Changes in operating assets and liabilities:
Trade accounts receivable	(24,040)	(98,937)	41,200
Other current and non-current assets	(56,938)	(48,409)	(4,863)
Deferred taxes	0	(209)	209
Accounts payable and other current and non-current liabilities	45,867	28,287	(9,390)
Pension liability	874	1,002	1,416
Accrued liabilities	52,253	59,002	5,022
Deferred revenue	97,552	3,693	1,805
Security deposits for derivatives	33,100	45,500	(37,900)
Net Cash Provided by Operating Activities	278,303	270,662	221,798
Cash Flows from Investing Activities:
Advances for drillships under construction	(212,185)	(1,864,862)	(705,022)
Down payment for drilling rigs under construction and other improvements	0	0	(294,569)
Drillship options	0	0	(99,024)
Drilling rigs, drillships machinery, equipment and other improvements	(97,869)	(78,480)	(6,834)
Fixed assets disposal	180	12	0
(Increase) / decrease in restricted cash	(10,595)	385,011	(335,898)
Rig upgrades	0	(3,182)	0
Net Cash Used in Investing Activities	(320,469)	(1,561,501)	(1,441,347)
Cash Flows from Financing Activities:
Capital contribution by Dryships Inc	0	0	540,321
Net proceeds from the issuance of common shares	0	0	488,301
Proceeds from short/long-term credit facilities, term loans and senior notes	800,000	2,420,476	308,250
Proceeds from intercompany loan	0	175,500	0
Principal payments and repayments of short/ long-term debt	(671,667)	(926,666)	(247,717)
Repayment of intercompany loan	0	(175,500)	0
Payment of financing costs, net	(19,679)	(47,800)	(8,094)
Net Cash Provided by Financing Activities	108,654	1,446,010	1,081,061
Net (decrease)/ increase in cash and cash equivalents	66,488	155,171	(138,488)
Cash and cash equivalents at beginning of years	250,878	95,707	234,195
Cash and cash equivalents at end of years	317,366	250,878	95,707
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest, net of amount capitalized	73,219	32,164	43,203
Income taxes	$ 45,450	$ 23,199	$ 19,803

Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2012
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information

1. Basis of Presentation and General Information:

The accompanying consolidated financial statements include the accounts of Ocean Rig UDW Inc., its subsidiaries and consolidated Variable Interest Entities (“VIEs”) (collectively, the "Company," "Ocean Rig UDW" or "Group"). Ocean Rig UDW was formed on December 10, 2007, under the laws of the Republic of the Marshall Islands under the name Primelead Shareholders Inc. The Company was established by DryShips Inc. ("DryShips" or "the parent") for the purpose of being the holding company of its drilling segment. DryShips is a publicly listed company on the NASDAQ Global Select Market (NASDAQ: DRYS). In 2007, DryShips through its subsidiary, Primelead Limited of Cyprus ("Primelead"), purchased approximately 30% of the shares in Ocean Rig ASA. In 2008, the remaining shares in Ocean Rig ASA were acquired and Ocean Rig ASA was delisted from the Oslo Stock Exchange. Ocean Rig UDW acquired all of the outstanding shares of Primelead in December 2007 in a reverse acquisition transaction under common control, which was accounted for as a pooling of interests. Dryships is currently impacted by the prolonged downturn in the drybulk charter market. The Company, in the preparation of its consolidated financial statements, has considered its relationship to its Parent and any impact its Parent's financial condition might have on its own consolidated financial statements. Based on its assessment, the Company has concluded that there is no impact on the basis of preparation of its consolidated financial statements. On November 24, 2010, Ocean Rig UDW established an office and was registered with the Cyprus Registrar of Companies as an overseas company. On October 6, 2011, the Company's common shares commenced "regular way" trading on the NASDAQ Global Select Market under the ticker symbol "ORIG."

Certain prior period amounts have been reclassified to conform to the current year presentation including: a) the reclassification of part of deferred mobilization expenses and deferred revenue from current assets and current liabilities to non-current assets and non-current liabilities, respectively b) the reclassification of foreign exchange gains/losses in the Statement of operations from "General and administrative expenses" to "Other, net" and c) the reclassification of consultancy fees in the Statement of operations from "Interest and finance costs" to "General and administrative expenses".

The Company's customers are oil and gas exploration and production companies, including major integrated oil companies, independent oil and gas producers and government-owned oil and gas companies. Customers individually accounting for more than 10% of the Company's revenues during the years ended December 31, 2010, 2011 and 2012, were as follows:

	Year ended December 31,
	2010	2011	2012

Customer A	57%	36%	-
Customer B	43%	18%	49%
Customer C	-	-	18%
Customer D	-	33%	12%
Customer E	-	13%	-

The loss of any of these significant customers could have a material adverse effect on the Company's results of operations if they were not replaced by other customers.

Significant Accounting policies	12 Months Ended
Dec. 31, 2012
Significant Accounting policies [Abstract]
Significant Accounting policies

2. Significant Accounting policies:

  Principles of consolidation: The accompanying consolidated financial statements have been prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“US GAAP”) and include the accounts and operating results of Ocean Rig UDW., its wholly-owned subsidiaries and its VIEs. As of December 31, 2012, the Company consolidated 100% one VIE for which it is deemed to be the primary beneficiary, i.e. it has a controlling financial interest in this entity. The VIE's total assets and liabilities, as of December 31, 2012, were $25,474 and $26,764 respectively, while total liabilities exceeded total assets by $1,290. A VIE is an entity that in general does not have equity investors with voting rights or that has equity investors that do not provide sufficient financial resources for the entity to support its activities. A controlling financial interest in a VIE is present when a company has the power to direct the activities of a VIE that most significantly impact the entity's economic performance and absorbs a majority of an entity's expected losses, receives a majority of an entity's expected residual returns, or both. All intercompany balances and transactions have been eliminated in consolidation. Where necessary, counterparties have been reclassified to conform to changes in presentation in the current year.

(b) Intangible assets:

The Company's finite-lived acquired intangible assets are amortized on a straight-line basis over their estimated useful lives as follows:

Intangible assets/liabilities	Years
Tradenames	10
Software	10
Fair value of above market acquired drilling contracts	Over remaining contract term
Fair value of below market acquired drilling contracts	Over remaining contract term

In accordance with guidance related to Accounting for the Impairment or Disposal of Long-Lived Assets, the Company evaluates the potential impairment of finite-lived acquired intangible assets when there are indicators of impairment. The finite-lived intangibles are tested for impairment whenever events or changes in circumstances indicate that the carrying amount of any asset may not be recoverable based on estimates of future undiscounted cash flows. In the event of impairment, the asset is written down to its fair value. An impairment loss, if any, is measured as the amount by which the carrying amount of the asset exceeds its fair value. For finite-lived intangible assets, no impairment was recognized during any periods presented.

(c) Use of estimates: The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(d) Comprehensive income/(loss): The Company's comprehensive income/(loss) is comprised of net income/(loss), actuarial gains/losses related to the adoption and implementation of Accounting Standard Codification (“ASC”) 715, "Compensation-Retirement Benefits", as well as losses in the fair value of the derivatives that qualify for hedge accounting in accordance with ASC 815 "Derivatives and Hedging" and realized gains/losses on cash flow hedges associated with capitalized interest in accordance with ASC 815-30-35-38 "Derivatives and Hedging".

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2011-05, "Comprehensive Income, Presentation of Comprehensive Income (Topic 220)", which revises the manner in which entities present comprehensive income in their financial statements. The amendments in this ASU were adopted by the Company in the December 31, 2011 consolidated financial statements and, as a result, the consolidated financial statements for the year ended December 31, 2010 were revised to include a separate statement of comprehensive income and to exclude the components of other comprehensive income from the statement of stockholders' equity.

(e) Cash and cash equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

(f) Restricted cash: Restricted cash may include (i) retention accounts which can only be used to fund the loan installments coming due; (ii) minimum liquidity collateral requirements or minimum required cash deposits, as defined in the Company's loan agreements; (iii) taxes withheld from employees and deposited in designated bank accounts; (iv) amounts pledged as collateral for bank guarantees to suppliers and (v) amounts pledged as collateral for credit facilities and swap agreements.

(g) Trade accounts receivable net: The amount shown as accounts receivable, trade, at each balance sheet date, includes receivables from customers for drilling rigs and drillships, net of a allowance for doubtful receivables. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate allowance for doubtful receivables.

(h) Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents; trade accounts receivable and derivative contracts (interest rate swaps and foreign currency contracts). The maximum exposure to loss due to credit risk is the book value at the balance sheet date. The Company places its cash and cash equivalents, consisting mostly of bank deposits, with qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance by counter parties to derivative instruments; however, the Company limits its exposure by diversifying among counter parties. When considered necessary, additional arrangements are put in place to minimize credit risk, such as letters of credit or other forms of payment guarantees. The Company limits its credit risk with trade accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its trade accounts receivable.

The Company has made advances for the construction of drillships to Samsung Heavy Industries Co Ltd ("Samsung"). The ownership of the drillships is transferred from the yard to the Company at delivery. The credit risk of the advances is, to a large extent, reduced through refund guarantees issued by banks. As of December 31, 2012, cumulative installment payments made to Samsung amounted to approximately $879,387 for the four units under construction. These installment payments are, to a large extent, secured with irrevocable letters of guarantee, covering pre-delivery installments if the contract is rescinded in accordance with the terms of the contract. The irrevocable letters of guarantee are issued by financial institutions.

(i) Advances for drillships under construction: This represents amounts expended by the Company in accordance with the terms of the construction contracts for drillships as well as other expenses incurred directly or under a management agreement with a related party in connection with on site supervision. In addition, interest costs incurred during the construction (until the asset is substantially complete and ready for its intended use) are capitalized. The carrying value of drillships under construction represents the accumulated costs at the balance sheet date. Cost components include payments for yard installments and variation orders, commissions to related party, construction supervision, equipment, spare parts, capitalized interest, costs related to first time mobilization and commissioning costs. No charge for depreciation is made until commissioning of the newbuilding has been completed and it is ready for its intended use.

(j) Capitalized interest: Interest expense is capitalized during the construction period of rigs and drillships based on accumulated expenditures for the applicable project at the Company's current rate of borrowing. The amount of interest expense capitalized in an accounting period is determined by applying an interest rate ("the capitalization rate") to the average amount of accumulated expenditures for the asset during the period. The capitalization rates used in an accounting period are based on the rates applicable to borrowings outstanding during the period. The Company does not capitalize amounts in excess of actual interest expense incurred in the period. If the Company's financing plans associate a specific new borrowing with a qualifying asset, the Company uses the rate on that borrowing as the capitalization rate to be applied to that portion of the average accumulated expenditures for the asset that does not exceed the amount of that borrowing. If average accumulated expenditures for the asset exceed the amounts of specific new borrowings associated with the asset, the capitalization rate applied to such excess is a weighted average of the rates applicable to other borrowings of the Company. Capitalized interest expense for the years ended December 31, 2010, 2011 and 2012 amounted to $35,780, $57,761 and $44,951, respectively (Note 14).

(k) Insurance claims: The Company records insurance claim recoveries for insured losses incurred on damages to fixed assets, loss of hire and for insured crew medical expenses under "Other current assets". Insurance claims are recorded, net of any deductible amounts, at the time the Company's fixed assets suffer insured damages or loss due to the drilling unit being wholly or partially deprived of income as a consequence of damage to the unit or when crew medical expenses are incurred, recovery is probable under the related insurance policies and the Company can make an estimate of the amount to be reimbursed following the insurance claim.

(l) Foreign currency translation: The functional currency of the Company is the U.S. Dollar since the Company operates in international drilling markets, and therefore primarily transacts business in U.S. Dollars. The Company's accounting records are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated into U.S. Dollars at the year-end exchange rates. Resulting gains or losses are included in "Other, net" in the accompanying consolidated statements of operations.

(m) Drilling rigs, drillships, machinery and equipment, net:

(i) Drilling rigs and drillships are stated at historical cost less accumulated depreciation. Such costs include the cost of adding or replacing parts of drilling rig or drillship machinery and equipment when the cost is incurred, if the recognition criteria are met. The recognition criteria require that the cost incurred extends the useful life of a drilling rig or drillship. The carrying amounts of those parts that are replaced are written off and the cost of the new parts is capitalized. Depreciation is calculated on a straight- line basis over the useful life of the assets after considering the estimated residual value as follows: bare deck 30 years and other asset parts 5 to 15 years for the drilling rigs and drillships. The residual values of the drilling rigs and drillships are estimated at $35 million and $50 million, respectively.

(ii) IT and office equipment are recorded at cost and are depreciated on a straight-line basis over 5 years.

(n) Fair value of above/below market acquired drilling contracts: In a business combination, the Company identifies assets acquired or liabilities assumed and records all such identified assets or liabilities at fair value. Fair value is determined by reference to market data. Favorable or unfavorable drilling contracts exist when there is a difference between the contracted dayrate and the dayrates prevailing at the acquisition date. The amount to be recorded as an asset or liability at the acquisition date is based on the difference between the then-current fair values of a contract with similar characteristics as the contract assumed and the net present value of future contractual cash flows from the drilling contract assumed. When the present value of the contract assumed is greater than the then-current fair value of such contract, the difference is recorded as "Fair value of above market acquired drilling contracts" When the opposite situation occurs, the difference is recorded as "Fair value of below-market acquired drilling contracts". Such assets and liabilities are amortized as a reduction of or an increase in revenue over the period of the drilling contracts assumed.

(o) Impairment of long-lived assets: The Company reviews for impairment long-lived assets and intangible long-lived assets held and used whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. In this respect, the Company reviews its assets for impairment on a rig by rig and drillship by drillship and asset by asset basis. When the estimate of undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company evaluates the asset for impairment loss. The impairment loss is determined by the difference between the carrying amount of the asset and the fair value of the asset. The Company evaluates the carrying amounts of its drilling rigs and drillships by obtaining independent appraisals to determine if events have occurred that would require modification to their carrying values or useful lives. In evaluating useful lives and carrying values of long-lived assets, the Company reviews certain indicators of potential impairment, such as undiscounted projected operating cash flows, drilling rig/drillships sales and purchases, business plans and overall market conditions. In developing estimates of future undiscounted cash flows, the Company makes assumptions and estimates about the drilling rigs and drillships future performance, with the significant assumptions being related to drilling rates, fleet utilization, operating expenses, capital expenditures, residual value and the estimated remaining useful life of each rig/drillship. The assumptions used to develop estimates of future undiscounted cash flows are based on historical trends as well as future expectations. To the extent impairment indicators are present, the Company determines undiscounted projected net operating cash flows for each rig/drillship and compares them to the rig or drillship's carrying value. The projected net operating cash flows are determined by considering the drilling revenues from existing drilling contracts for the fixed days and an estimated daily rate equivalent for the unfixed days. The salvage value used in the impairment test is estimated to be $35 million and $50 million for drilling rigs and drillships respectively in accordance with the Company's depreciation policy. If the Company's estimate of undiscounted future cash flows for any drilling rig or drillship is lower than the carrying value, the carrying value is written down, by recording a charge to operations, to the vessel's fair market value if the fair market value is lower than the vessel's carrying value. The Company's analysis for the year ended December 31, 2012, which also involved sensitivity tests on the drilling rates and fleet utilization (being the most sensitive inputs to variances), allowing for variances ranging from 97.5% to 92.5%, indicated no impairment on any of its drilling rigs or drillships. Although the Company believes that the assumptions used to evaluate potential impairment are reasonable and appropriate, such assumptions are highly subjective. There can be no assurance as to how long drilling rates and drilling rigs or drillship values will remain at their currently high levels. As a result of the impairment review, the Company determined that the carrying amounts of its assets held for use were recoverable, and therefore, concluded that no impairment loss was necessary for 2010, 2011 and 2012.

(p) Class costs: The Company follows the direct expense method of accounting for periodic class costs incurred during special surveys of drilling rigs and drillships, normally every five years. Class costs and other maintenance costs are expensed in the period incurred and included in "Drilling rigs and drillships operating expenses".

(q) Deferred financing costs: Deferred financing costs include fees, commissions and legal expenses associated with the Company's long- term debt. These costs are amortized over the life of the related debt using the effective interest method and are included in interest expense. Unamortized fees relating to loans repaid or refinanced as debt extinguishments are expensed as interest and finance costs in the period the repayment or extinguishment is made. Amortization and write offs for each of the years ended December 31, 2010, 2011 and 2012 amounted to $5,078, $17,778 and $12,944, respectively (Note 14).

(r) Revenue and related expenses:

Revenues: The Company's services and deliverables are generally sold based upon contracts with customers that include fixed or determinable prices. The Company recognizes revenue when delivery occurs, as directed by its customer, or the customer assumes control of physical use of the asset and collectability is reasonably assured. The Company evaluates if there are multiple deliverables within its contracts and whether the agreement conveys the right to use the drill rigs and drillships for a stated period of time and meets the criteria for lease accounting, in addition to providing a drilling services element, which is generally compensated for by day rates. In connection with drilling contracts, the Company may also receive revenues for preparation and mobilization of equipment and personnel or for capital improvements to the drilling rigs or drillships and day rate or fixed price mobilization and demobilization fees. Revenues are recorded net of agents' commissions. There are two types of drilling contracts: well contracts and term contracts.

(i) Well contracts: Well contracts are contracts under which the assignment is to drill a certain number of wells. Revenue from day-rate based compensation for drilling operations is recognized in the period during which the services are rendered at the rates established in the contracts. All mobilization revenues, direct incremental expenses of mobilization and contributions from customers for capital improvements are initially deferred and recognized as revenues and expenses, as applicable, over the estimated duration of the drilling period. To the extent that expenses exceed revenue to be recognized, they are expensed as incurred. Demobilization revenues and expenses are recognized over the demobilization period. All revenues for well contracts are recognized as "Service revenues" in the statement of operations.

(ii) Term contracts: Term contracts are contracts under which the assignment is to operate the unit for a specified period of time. For these types of contracts the Company determines whether the arrangement is a multiple element arrangement containing both a lease element and drilling services element. For revenues derived from contracts that contain a lease, the lease elements are recognized as "Leasing revenues" in the statement of operations on a basis approximating straight line over the lease period. The drilling services element is recognized as "Service revenues" in the period in which the services are rendered at estimated fair value. Revenues related to the drilling element of mobilization and direct incremental expenses of drilling services are deferred and recognized over the estimated duration of the drilling period. To the extent that expenses exceed revenue to be recognized, they are expensed as incurred. Demobilization fees and expenses are recognized over the demobilization period. Contributions from customers for capital improvements are initially deferred and recognized as revenues over the estimated duration of the drilling contract.

(s) Earnings per common share: Basic earnings per common share are computed by dividing net income/(loss) available to common stockholders by the weighted average number of common shares outstanding during the year. Diluted earnings per common share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised.

(t) Segment reporting: The Company has determined that it operates in one reportable segment, the offshore drilling operations.

(u) Financial instruments: The Company designates its derivatives based upon guidance on ASC 815, "Derivatives and Hedging" which establishes accounting and reporting requirements for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. The guidance on accounting for certain derivative instruments and certain hedging activities requires all derivative instruments to be recorded on the balance sheet as either an asset or liability measured at its fair value, with changes in fair value recognized in earnings unless specific hedge accounting criteria are met.

(i)       Hedge accounting: At the inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which the Company wishes to apply hedge accounting and the risk management objective and strategy undertaken for the hedge. The documentation includes identification of the hedging instrument, hedged item or transaction, the nature of the risk being hedged and how the entity will assess the hedging instrument's effectiveness in offsetting exposure to changes in the hedged item's cash flows attributable to the hedged risk. Such hedges are expected to be highly effective in achieving offsetting changes in cash flows and are assessed on an ongoing basis to determine whether they actually have been highly effective throughout the financial reporting periods for which they were designated.

The Company is party to interest swap agreements where it receives a floating interest rate and pays a fixed interest rate for a certain period in exchange. Contracts which meet the strict criteria for hedge accounting are accounted for as cash flow hedges. A cash flow hedge is a hedge of the exposure to variability in cash flows that is attributable to a particular risk associated with a recognized asset or liability, or a highly probable forecasted transaction that could affect profit or loss.

The effective portion of the gain or loss on the hedging instrument is recognized directly as a component of "Accumulated other comprehensive income/(loss)" in equity, while any ineffective portion, if any, is recognized immediately in current period earnings.

The Company discontinues cash flow hedge accounting if the hedging instrument expires and it no longer meets the criteria for hedge accounting or designation is revoked by the Company. At that time, any cumulative gain or loss on the hedging instrument recognized in equity is kept in equity until the forecasted transaction occurs. When the forecasted transaction occurs, any cumulative gain or loss on the hedging instrument is recognized in the statement of operations. If a hedged transaction is no longer expected to occur, the net cumulative gain or loss recognized in equity is transferred to net profit or loss for the year as financial income or expense.

(ii)       Other derivatives: Changes in the fair value of derivative instruments that have not been designated as hedging instruments are reported in current period earnings.

(v) Fair value measurements: The Company follows the provisions of ASC 820, "Fair Value Measurements and Disclosures" which defines and provides guidance as to the measurement of, fair value. ASC 820 creates a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets and the lowest priority (Level 3) to unobservable data, for example, the reporting entity's own data. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy (Note 10).

(w) Income taxes: Income taxes have been provided for based upon the tax laws and rates in effect in the countries in which the Company's operations are conducted and income is earned. There is no expected relationship between the provision for/or benefit from income taxes and income or loss before income taxes because the countries in which the Company operates have taxation regimes that vary not only with respect to the nominal rate, but also in terms of the availability of deductions, credits and other benefits. Variations also arise because income earned and taxed in any particular country or countries may fluctuate from year to year. Deferred tax assets and liabilities are recognized for the anticipated future tax effects of temporary differences between the financial statement basis and the tax basis of the Company's assets and liabilities using the applicable jurisdictional tax rates in effect at the year end. A valuation allowance for deferred tax assets is recorded when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized. The Company accrues interest and penalties related to its liabilities for unrecognized tax benefits as a component of income tax expense.

(x) Pensions: The Company has eight retirement plans, of which five are managed and funded through Norwegian life insurance companies and three through international life insurance companies. The projected benefit obligations are calculated based on the projected unit credit method and compared with the fair value of pension assets.

Because a significant portion of the pension liability will not be paid until well into the future, numerous assumptions have to be made when estimating the pension liability at the balance sheet date. The assumptions may be split into two categories; actuarial assumptions and financial assumptions. The actuarial assumptions are unbiased, mutually compatible and represent the Company's best estimates of the variables. The financial assumptions are based on market expectations at the balance sheet date, for the period over which the obligations are to be settled. Due to the long-term nature of the pension obligations, they are discounted to present value.

The funded status or net amount of the projected benefit obligation and pension asset (net pension liability or net pension asset) of each of its defined benefit plans, is recorded in the balance sheet under the caption "Pensions" with an offsetting amount in "Accumulated other comprehensive income/(loss)" for any amounts of actuary gains of losses or prior service cost that has not been amortized to income. Net pension costs (benefit earned during the period including interest on the projected benefit obligation, less estimated return on pension assets and amortization of accumulated changes in estimates) are included in "General and administrative expenses" and "Drilling rigs and drillships operating expenses". Actuarial gains and losses are recognized as income or expense when the net cumulative unrecognized actuarial gains and losses for each individual plan at the end of the previous reporting year exceed 10% of the higher of the present value of the defined benefit obligation and the fair value of plan assets at that date. These gains and losses are recognized over the expected average remaining working lives of the employees participating in the plans.

(y) Commitments and contingencies: Provisions are recognized when: the Company has a present legal or constructive obligation as a result of past events; it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation; and a reliable estimate of the amount of the obligation can be made. Provisions are reviewed at each balance sheet date.

(z) Stock-based compensation: Stock-based compensation represents vested and non-vested common stock granted to certain employees for their services. The Company calculates total compensation expense for the award based on its fair value on the grant date and amortizes the total compensation on an accelerated basis over the vesting period of the award or service period (Note 12).

(aa) Recent accounting pronouncements: There are no recent accounting pronouncements issued in 2012, whose adoption would have a material impact on the Company's consolidated financial statements in the current year or are expected to have a material impact on future years.

Transactions with Related Parties	12 Months Ended
Dec. 31, 2012
Transactions with Related Parties [Abstract]
Transactions with Related Parties

3. Transactions with Related Parties:

Drillship Management Agreements with Cardiff Marine Inc. ("Cardiff"): Cardiff engages primarily in the management of ocean-going vessels, including but not limited to vessels owned by DryShips. Cardiff is beneficially majority-owned by the Chairman and Chief Executive Officer of Ocean Rig UDW and DryShips, Mr. George Economou. As the Company's Chairman and Chief Executive Officer and principal shareholder of DryShips, with a 14.4% shareholding, George Economou has the ability to exert influence over the operations of the Company. Effective December 21, 2010, the Company terminated its management agreements with Cardiff pursuant to which Cardiff provided supervisory services in connection with the construction of the drillships Ocean Rig Corcovado and Ocean Rig Olympia. The Company had paid Cardiff a management fee of $40 per month per drillship for Ocean Rig Corcovado and Ocean Rig Olympia. The management agreements also provided for: (i) a chartering commission of 1.25% on revenue earned; (ii) a commission of 1% on the shipyard payments or purchase price paid for drillships; (iii) a commission of 1% on loan financing or refinancing; and (iv) a commission of 2% on insurance premiums. These agreements were replaced by the agreement with Vivid Finance Limited, Global Services Agreement and New Global Services Agreement discussed below. During the years ended December 31, 2010 and 2011, total charges from Cardiff under the management agreements amounted to $4.0 million and $5.8 million, respectively. All incurred costs from management service agreements are directly attributable to the construction of the drillships and are capitalized as a component of "Advances for drillships under construction".

Global Services Agreement: On December 1, 2010, DryShips entered into a Global Services Agreement with Cardiff, effective December 21, 2010, pursuant to which DryShips engaged Cardiff to act as consultant on matters of chartering and sale and purchase transactions for the offshore drilling units operated by the Company. Under the Global Services Agreement, Cardiff, or its subcontractor, (i) provided consulting services related to the identification, sourcing, negotiation and arrangement of new employment for offshore assets of the Company and its subsidiaries; and (ii) identified, sourced, negotiated and arranged the sale or purchase of the offshore assets of the Company and its subsidiaries. In consideration of such services, DryShips paid Cardiff a fee of 1.0% in connection with employment arrangements and 0.75% in connection with sale and purchase activities. For the year ended December 31, 2011 the Company incurred a cost of $7,251 related to the Global Services Agreement of which $2,357 is related to employment arrangements and $4,894 to sale and purchase activities. For the year ended December 31, 2012 the Company incurred a cost of $7,153 related to Global Services Agreement of which $6,193 is related to employment arrangements and $960 is related to sale and purchase activities. The Company did not pay for services provided in accordance with this agreement since equal equity contributions were made by DryShips. Costs from the Global Services Agreement were expensed in the consolidated statement of operations or capitalized as a component of "Advances for drillships under construction" being a directly attributable cost to the construction, as applicable, and as a shareholders' contribution to capital ("Additional paid-in capital").

Effective January 1, 2013, DryShips terminated the Global Services Agreement with Cardiff. The Global Services Agreement has been replaced by the New Global Services Agreement, effective as of January 1, 2013, between Ocean Rig Management Inc. ("Ocean Rig Management"), a wholly-owned subsidiary of Ocean Rig UDW, and Cardiff Oil & Gas Management (to be renamed Cardiff Drilling Inc.) ("Cardiff Drilling"), a company controlled by the Company's Chairman, President and Chief Executive Officer, Mr. George Economou, with the same terms and conditions as in the previous Global Services Agreement between DryShips and Cardiff, except that under the New Global Services Agreement, the Company is obligated to pay directly the fees of 1.0% in consideration of employment arrangements under the agreement and $0.75% in consideration of purchase and sale activities under the agreement, whereas under the Global Services Agreement, those fees were paid by DryShips.

Vivid Finance Limited: Under the consultancy agreement effective from September 1, 2010, between DryShips and Vivid Finance Limited ("Vivid"), a company controlled by the Chairman, President and Chief Executive Officer of the Company and DryShips, Mr. George Economou, pursuant to which Vivid acts as a consultant on financing matters for DryShips and its affiliates, Vivid provided the Company with financing-related services such as (i) negotiating and arranging new loan and credit facilities, interest rate swap agreements, foreign currency contracts and forward exchange contracts, (ii) renegotiating existing loan facilities and other debt instruments and (iii) the raising of equity or debt in the capital markets. In exchange for its services in respect of the Company, Vivid was entitled to a fee equal to 0.20% on the total transaction amount. The consultancy agreement has a term of five years and may be terminated (i) at the end of its term unless extended by mutual agreement of the parties; (ii) at any time by the mutual agreement of the parties; and (iii) by DryShips after providing written notice to Vivid at least 30 days prior to the actual termination date. The Company did not pay for services provided in accordance with this agreement, DryShips paid for the services. Accordingly, these expenses were recorded in the consolidated statement of operations (or as otherwise required by US GAAP) and as a shareholders contribution to capital ("Additional paid-in capital"). During the years ended December 31, 2010, 2011 and 2012, total charges from Vivid under the agreement amounted to $1.0 million, $5.2 million and $10.8 million, respectively.

Effective January 1, 2013, Ocean Rig Management entered into a new consultancy agreement with Vivid, on the same terms and conditions as the consultancy agreement, dated as of September 1, 2010, between DryShips and Vivid, except that under the new agreement, the Company is obligated to pay directly the fee of 0.20% to Vivid on the total transaction amount in consideration of the services provided, whereas under the consultancy agreement between DryShips and Vivid, this fee was paid by DryShips.

In connection with Ocean Rig Management's entry into the new consultancy agreement described above, the consultancy agreement between DryShips and Vivid was amended, effective as of January 1, 2013, to limit the scope of the services provided under the agreement to DryShips and its subsidiaries or affiliates, except for Ocean Rig UDW and its subsidiaries.

Basset Holdings Inc.: Under the consultancy agreement effective from June 1, 2012, between Ocean Rig UDW and Basset Holdings Inc. ("Basset"), a related party entity incorporated in the Republic of Marshall Islands, Basset provides consultancy services relating to the services of Anthony Kandylidis in his capacity as Executive Vice-President of Ocean Rig UDW. The annual remuneration to be awarded to Basset under the consultancy agreement is Euro 0.9 million ($1.2 million based on the Euro/U.S. Dollar exchange rate as of December 31, 2012). For the year ended December 31, 2012, the Company incurred costs of $2.5 million, including a sign on bonus of Euro 1.5 million ($1.8 million based on the Euro/U.S. Dollar exchange rate at the date that the transaction was recorded) related to this agreement.

Private offering

A company controlled by DryShips' Chairman, President and Chief Executive Officer, Mr. George Economou, purchased 2,869,428 common shares, or 2.38% of the Company's outstanding common shares, in the private offering that was completed on December 21, 2010. The offering price was $17.50 per share. The price per share paid was the same as that paid by other investors taking part in the private offering.

In April 2012, companies affiliated with the Company`s Chairman and Chief Executive Officer, George Economou, purchased a total of 2,185,000 common shares of the Company in the public offering of the Company's common shares by DryShips that was completed on April 17, 2012.

Novation of drillship options agreement from DryShips

On November 22, 2010, DryShips entered into an option contract with Samsung for the construction of up to four ultra-deepwater drillships. The new orders were "sister-ships" to the Ocean Rig Corcovado, Ocean Rig Olympia, Ocean Rig Poseidon and Ocean Rig Mykonos and had the same specifications as the Ocean Rig Poseidon. Each of the four options to build a drillship were to be exercised on or prior to November 22, 2011, with drillships deliveries ranging from 2013 until 2014 depending on when the options were exercised (Note 8). The agreement included a non-refundable slot reservation fee of $24.8 million per drillship, which was paid by DryShips, and was applied towards the drillship contract price upon options exercise. This agreement was novated to the Company by DryShips on December 30, 2010, at a cost of $99.0 million.

Intercompany loan

During March and April 2011, the Company borrowed an aggregate of $175.5 million, without interest, from DryShips through shareholder loans for capital expenditures and general corporate purposes. On April 20, 2011, these intercompany loans were repaid.

Legal services

Mr. Savvas D. Georghiades, a member of the Company's board of directors, provides legal services to the Company and to its predecessor, Primelead Limited through his law firm, Savvas D. Georghiades, Law Office. In the years ended December 31, 2010, 2011 and 2012, the Company and Primelead Limited expensed and paid fees amounting to Euro 94,235 ($125 based on the Euro/U.S. Dollar exchange rate at December 31, 2010), Euro 47,390 ($61 based on the Euro/U.S. Dollar exchange rate at December 31, 2011) and Euro 41,623 ($55 based on the Euro/U.S. Dollar exchange rate at December 31, 2012), respectively for the legal services provided by Mr. Georghiades. No balance due to Mr. Savvas D. Georghiades existed as of December 31, 2011 and 2012.

Other Current assets	12 Months Ended
Dec. 31, 2012
Other Current assets [Abstract]
Other Current assets
4. Other Current Assets

The amount of other current assets shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31,	December 31,
	2011	2012
Inventories	$ 10,706	$ 13,727
Deferred mobilization expenses	38,052	46,407
Prepayments and advances	11,521	14,789
Swap cash collateral	-	8,000
Other	4,969	10,716

	$ 65,248	$ 93,639

Advances for drillships under construction	12 Months Ended
Dec. 31, 2012
Advances For Drillships Under Construction [Abstract]
Advances for Rigs and Drillships under Construction

5. Advances for drillships under construction:

The amounts shown in the accompanying consolidated balance sheets include milestone payments under the shipbuilding contracts with the shipyards, supervision costs and any material related expenses incurred during the construction periods, all of which are capitalized in accordance with the accounting policy discussed in Note 2. For the years ended December 31, 2011 and 2012, the movement of the advances for drillships under construction and acquisitions was as follows:

	December 31,
	2011	2012
Balance at beginning of year	$1,888,490	$754,925
Advances for drillships under construction and related costs	2,238,591	237,900
Drillships delivered	(3,372,156)	0
Balance at end of year	$754,925	$992,825

On January 3, March 30, July 28 and September 30, 2011, the Company took delivery of its newbuilding drillships, Ocean Rig Corcovado, Ocean Rig Olympia, Ocean Rig Poseidon and Ocean Rig Mykonos, respectively.

On April 18, 2011, April, 27, 2011, June 23, 2011 and September 20, 2012, pursuant to the option contract with Samsung (Note 8), Ocean Rig UDW exercised four of its six newbuilding drillship options, and entered into shipbuilding contracts for four seventh generation ultra-deepwater drillships, namely Ocean Rig Mylos, Ocean Rig Skyros, Ocean Rig Athena, and Ocean Rig Apollo for a total contractual cost of approximately $608,000, per drillship for the initial three, and $622,756 for the fourth one. To date, the Company has paid $879,387 to the shipyard in connection with the exercise of these options. Delivery of these hulls is scheduled for July 2013, October 2013, November 2013 and January 2015, respectively.

Drilling rigs, machinery and equipment, net	12 Months Ended
Dec. 31, 2012
Drilling Rigs, Machinery And Equipment, Net [Abstract]
Drilling rigs, machinery and equipment, net
6. Drilling rigs, drillships, machinery and equipment, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2010	$1,440,117	$(190,784)	1,249,333
Additions	78,480	-	78,480
Transfer from drillships under construction	3,372,156	-	3,372,156
Disposals	(1,147)	381	(766)
Depreciation	-	(160,365)	(160,365)
Balance at December 31, 2011	$4,889,606	$(350,768)	$4,538,838
Additions	82,939	-	82,939
Disposals	(4,148)	3,835	(313)
Depreciation	-	(222,002)	(222,002)
Balance at December 31, 2012	$4,968,397	$(568,935)	$4,399,462

As of December 31, 2011 and 2012, all of the Company's operating drilling rigs and drillships have been pledged as collateral to secure the Company's 6.50% senior secured notes due 2017 and bank loans discussed in Note 9.

Intangible Assets	12 Months Ended
Dec. 31, 2012
Intangible Assets [Abstract]
Intangible Assets

7. Intangible Assets:

The Company's identified finite-lived intangible assets associated with trade names and software are being amortized over their useful lives. Trade names and software are included in "Intangible assets, net" in the accompanying consolidated balance sheets net of accumulated amortization.

						Amortization Schedule
	Balance as of December 31, 2011	Amortization for the year ended December 31, 2012	Balance as of December 31, 2012	2013	2014	2015	2016	2017 and thereafter

Trade names	$5,512	$877	$4,635	$877	$877	$877	$877	$1,127
Software	3,550	566	2,984	566	566	566	566	720

Total Intangible Assets, net	$9,062	$1,443	$7,619	$1,443	$1,443	$1,443	$1,443	$1,847

Other non-current assets	12 Months Ended
Dec. 31, 2012
Other non-current assets [Abstract]
Other non-current assets
8. Other non-current assets:

The amount of other non-current assets shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31, 2011	December 31, 2012
Security deposits for derivatives	$33,100	$-
Option for construction of drillships (Note 5)	24,756	-
Deferred mobilization expenses	24,176	53,615
Other	9,049	18,150
Total	$91,081	$71,765

As of December 31, 2011, security deposits of $33,100 for Ocean Rig Mykonos, were recorded as "Other non-current assets" in the accompanying consolidated balance sheet. These deposits were required by the counterparties to the Company's interest rate swap agreements. These security deposits were released during the second quarter of 2012 following the commencement of operations of the Ocean Rig Mykonos.

On November 22, 2010, DryShips, entered into an option contract with Samsung for the construction of up to four ultra-deepwater drillships, which will be "sister-ships" to the Ocean Rig Corcovado, Ocean Rig Olympia, Ocean Rig Poseidon and the Ocean Rig Mykonos, with certain upgrades to vessel design and specifications. The option agreement required DryShips to pay a non-refundable slot reservation fee of $24,756 per drillship, with such fee to be applied towards the drillship contract price if the options are exercised. The option agreement was novated by DryShips to the Company on December 30, 2010. During 2011, the Company exercised three of the above options and as a result, the slot reservation fee for the three options exercised amounting to $74,268 was transferred to “Advances for drillships under construction”. On May 16, 2011, the Company entered into an addendum to the option contract for the construction of up to two additional drillships with the same contract terms, conditions and specifications as the four optional drillships under the original agreement. On September 20, 2012, the Company exercised an option and as a result the remainder slot reservation amounting to $24,756 was transferred from "Other non-current assets" to "Advances for drillships under construction". As at December 31, 2012, the Company has extended the date by which it must exercise the remaining options under the contract to March 31, 2013. Drillship deliveries of the two remaining optional drillships, if exercised, are at the reasonable discretion of Samsung, with the earliest available date based on Samsung's construction schedule.

Long-term Debt	12 Months Ended
Dec. 31, 2012
Long-term Debt [Abstract]
Long-term Debt
9. Long-term Debt:

	December 31, 2011	December 31, 2012
Term loans/Credit facilities	$2,279,167	$1,607,500
9.5% Senior Unsecured Notes	500,000	500,000
6.5% Senior Secured Notes	-	800,000
Less: Deferred financing costs	(43,402)	(54,090)
Total debt	2,735,765	2,853,410
Less: Current portion	(210,166)	(169,780)

Long-term portion	$2,525,599	$2,683,630

9.5% Senior Unsecured Notes due 2016

On April 27, 2011, the Company issued $500,000 aggregate principal amount of its 9.5% senior unsecured notes due 2016 (the "Senior Unsecured Notes") offered in a private placement, resulting in net proceeds of approximately $487,500. The Senior Unsecured Notes are unsecured obligations and rank senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of its existing and future unsecured senior indebtedness.

The Senior Unsecured Notes are not guaranteed by any of the Company's subsidiaries. Upon a change of control, which occurs if 50% or more of the Company's shares are acquired by any person or group other than DryShips or its affiliates, the noteholders will have an option to require the Company to purchase all outstanding notes at a redemption price of 100% of the principal amount thereof plus accrued and unpaid interest to the date of purchase. The contractual semi-annual coupon interest rate is 9.5% per year.

6.5% Senior Secured Notes due 2017

On September 20, 2012, the Company's wholly owned subsidiary Drill Rigs Holdings Inc. ("the Issuer"), issued $800,000 aggregate principal amount of 6.50% Senior Secured Notes due 2017 (the "Drill Rigs Senior Notes") offered in a private offering, resulting in net proceeds of approximately $781,965. The Company used a portion of the net proceeds of the notes to repay the full amount outstanding under its $1,040,000 senior secured credit facility as at September 20, 2012. The Drill Rigs Senior Notes are secured obligations and rank senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of its existing and future unsecured senior indebtedness.

The Drill Rigs Senior Notes are fully and unconditionally guaranteed by the Company and certain of its existing and future subsidiaries (collectively, the "Issuer Subsidiary Guarantors" and, together with the Company, the "Guarantors").

Upon a change of control, which occurs if 50% or more of the Company's shares are acquired by any person or group other than DryShips or its affiliates, the Issuer will be required to make an offer to repurchase the Drill Rigs Senior Notes at a price equal to 101% of the principal amount thereof, plus any accrued and unpaid interest thereon to the date of repurchase. On or after October 1, 2015, the issuer may, at its option, redeem all or a portion of the Drill Rigs Senior Notes, at one time or from time to time at 103.25% (from October 1, 2012 to September 30, 2016) or 100% (October 1, 2016 and thereafter) of the principal amount thereof, plus any accrued and unpaid interest thereon to the date of redemption.

The Drill Rigs Senior Notes and the Drill Rigs Senior Notes guarantees are secured, on a first priority basis, by a security interest in the Issuer's two semi-submersible offshore drilling rigs, the Leiv Eiriksson and the Eirik Raude, and certain other assets of the Issuer and the Issuer Subsidiary Guarantors, and by a pledge of the stock of the Issuer and the Issuer Subsidiary Guarantors, subject to certain exceptions. The contractual semi-annual coupon interest rate is 6.5% on the Drill Rigs Senior Notes.

Term bank loans/ Credit facilities

The bank loans are payable in U.S. Dollars in quarterly and semi-annual installments with balloon payments due at maturity between April 2016 and December 2020. Interest rates on the outstanding loans as at December 31, 2012 are based on LIBOR plus a margin, except for an amount of $458,333 from the credit facilities which is based on a fixed rate.

On May 9, 2012, the Company, through its wholly owned subsidiary Drillships Holdings Inc., signed an amendment under its $800,000 secured term loan agreement with Nordea Finland Plc. to, among other things, terminate the guarantee by DryShips and remove the related covenants and cross-acceleration provisions relating to DryShips' indebtedness and the Company's indebtedness under its other credit facilities. As a result of the amendment, a default by DryShips under one of its loan agreements or a default by the Company under one of its other credit facilities and the acceleration of the related debt will not result in a cross-default under the Company's $800,000 secured term loan agreement that would provide the Company's lenders with the right to accelerate the outstanding debt under the loan agreement. In addition, under the terms of the loan agreement, as amended, (i) the Company is permitted to buy back its own common shares; (ii) Drillships Holdings Inc., is able to pay dividends to Ocean Rig UDW as its shareholder; and (iii) the Company is permitted to pay dividends or make any other distributions to its shareholders up to 50% of its net income, provided it maintains minimum liquidity in an aggregate amount of not less than $200,000 in cash and cash equivalents and restricted cash in the previous year from the date of the dividend, distribution or buy back of share capital and provide evidence to the lenders through cash flow forecasts that it will maintain such level for the next 12 months. The amendment also provides for a reduction in the amount of minimum free cash required to be maintained by Drillships Holdings Inc. from $75,000 to $50,000. Under the original and the amended agreements, the Company is also required to maintain minimum free cash of $100,000.

On May 14, 2012, the Company signed amendments to its two $495,000 credit facilities with Deutsche Bank Luxembourg SA. as agent (the "Deutsche Bank Credit Facilities") to, among other things, remove the payment guarantee of DryShips, subject to reinstatement as discussed below and remove the financial covenants for DryShips and the cross-default provision relating to DryShips' outstanding indebtedness. As a result of the amendments, a default by DryShips under one of its loan agreements will not result in a cross-default under the Deutsche Bank Credit Facilities that would provide the lenders thereunder with the right to accelerate the Company's outstanding debt. In addition, the amendments removed the automatic prepayment mechanism under the facilities. The Company is also required to increase its debt service reserve account by $57,000 beginning September 2014. Furthermore, under the amended Deutsche Bank Credit Facilities, the Company is permitted to pay dividends, make distributions and effect redemptions or returns of share capital up to 50% of net income, provided it maintains minimum liquidity in an aggregate amount of not less than $200,000 in cash and cash equivalents and restricted cash evidenced through cash flow forecasts for the next 12 months following the date of the dividend, distribution or redemption or return of share capital. Under the terms of the amended Deutsche Bank Credit Facilities, in the event of a breach by the Company of the financial covenants, the unconditional and irrevocable payment guarantees of DryShips will be reinstated; pursuant to which DryShips will be obligated to pay, upon demand by the lenders, any amount outstanding under the loans upon a failure by the Company to pay such amount. In addition, DryShips will be required to indemnify the lenders in respect of any losses they incur in respect of any amounts due under the loans that are not recoverable from DryShips under the guarantees and that the Company fails to pay. The amount payable by DryShips under the guarantees will be limited to $214,000 with respect to the facility for the Ocean Rig Poseidon and $225,000 with respect to the facility for the Ocean Rig Mykonos, in each case plus any other amounts that become payable in connection with the payment of such amount. The guarantees do not include any financial covenants applicable to DryShips or cross-default provisions in relation to DryShips' indebtedness for its drybulk carrier and tanker fleet.

On May 18, 2012, the Company signed an amendment under its $1,040,000 credit facility with DNB Bank ASA as agent, to amend the facility to among other things, replace the cross-acceleration clause relating to DryShips' indebtedness with cross-acceleration clause to the Company's indebtedness under its other credit facilities. In September 2012 , the outstanding balance of the loan has been fully repaid from the proceeds of the offering of Drill Rigs Senior Notes, as discussed above.

The outstanding bank loans are secured by among other things, a first priority mortgage over the Company's operating drillships and drill rigs, corporate guarantee, and a first assignment of all freights, earnings, insurances and requisition compensation. The loan agreements contain covenants, minimum liquidity requirements, maintaining working capital above certain level and restrictions, without the bank's prior consent, as to pay dividends, changes in management and ownership of the vessels, additional indebtedness and mortgaging of vessels, change in the general nature of the Company's business, and maintaining an established place of business in the United States or the United Kingdom.

Total interest and debt amortization cost incurred on long-term debt for the years ended December 31, 2010, 2011 and 2012, amounted to $35,827, $105,283 and $148,763, respectively, of which $35,780, $57,761 and $44,951 respectively, were capitalized as part of the cost of the drillships under construction. Total interest incurred and amortization of debt issuance cost on long-term debt, net of capitalized interest, are included in "Interest and finance costs" in the accompanying consolidated statement of operations.

The Company's weighted average interest rates on the above bank loans and notes were 4.5%, 4.2% and 4.9%, as of December 31, 2010, 2011, and 2012, respectively.

Loan movements for the Company's Senior Unsecured Notes, Drill Rigs Senior Notes, credit facilities and term bank loans throughout 2012, is as follows:

Loan	Loan agreement date	Original Amount	December 31, 2011	New Loans	Repayments	December 31, 2012
Term Bank Loan	April 18, 2011	$800,000	$766,667	-	(66,667)	$700,000
Credit Facility	September 17, 2008	1,040,000	522,500	-	(522,500)	-
Credit Facility	July 18, 2008	1,125,000	990,000	-	(82,500)	907,500
Senior Unsecured Notes	April 27, 2011	500,000	500,000	-	-	500,000
Drill Rigs Senior Notes	September 20, 2012	$800,000	-	800,000	-	800,000
			$2,779,167	$800,000	($671,667)	$2,907,500

The annual principal payments required to be made after December 31, 2012, including balloon payments, totaling $2,907,500 due through December 2020, are as follows:

2013	$176,667
2014	176,667
2015	176,666
2016	1,110,000
2017	910,000
2018 and thereafter	357,500

Total principal payments	2,907,500
Less: Financing fees	(54,090)

Total debt	$2,853,410

Financial Instruments and Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Financial Instruments and Fair Value Measurements [Abstract]
Financial Instruments And Fair Value Measurements

10. Financial Instruments and Fair Value Measurements:

ASC 815, "Derivatives and Hedging" requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the statement of financial position. The Company recognizes all derivative instruments as either assets or liabilities at fair value on its consolidated balance sheets.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income/(loss) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in the accompanying consolidated statement of operations. Changes in the fair value of derivative instruments that have not been designated as hedging instruments are reported in the accompanying consolidated statement of operations.

The Company enters into interest rate swap transactions to manage interest costs and risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities. The Company also enters from time to time into foreign currency forward contracts in order to manage risks associated with fluctuations in foreign currencies. All of the Company's derivative transactions are entered into for risk management purposes.

10.1 Interest rate swaps and cap and floor agreements: As of December 31, 2010, the Company had outstanding eleven interest rate swap and cap and floor agreements, with a notional amount of $908 million, maturing from September 2011 through November 2017. As of December 31, 2011, the Company had outstanding seven interest rate swap and cap and floor agreements, with a notional amount of $989 million maturing from September 2013 through November 2017. As of December 31, 2012, the Company had outstanding twelve interest rate swap and cap and floor agreements, with a notional amount of $2,735 million, maturing from September 2013 through November 2017.

As of December 31, 2010, eight of these agreements did not qualify for hedge accounting and, as such, changes in their fair values are included in the accompanying consolidated statement of operations while three agreements did qualify for hedge accounting and, as such, changes in their fair values were included in other comprehensive income/(loss). Effective January 1, 2011, the Company removed the designation of the cash flow hedges and discontinued hedge accounting for the associated interest rate swaps. As a result, as of December 31, 2011 and 2012, these agreements do not qualify for hedge accounting and, as such, changes in their fair values are included in the accompanying consolidated statement of operations. In accordance with ASC 815-30-40 the accumulated unrealized loss recorded in "Accumulated Other Comprehensive Income/(Loss) " for previously designated cash flow hedges, which as of December 31, 2010, amounted to $35,992, is being reclassified into earnings in the same period or periods during which the hedged forecasted transaction affects earnings. As a result, during the year ended December 31, 2011, an amount of $9,816 was reclassified into the consolidated statement of operations. During the year ended December 31, 2012 and following the early repayment of the associated loan the balance of the hedge reserve amounting to $22,904 was reclassified into the consolidated statement of operations.

Apart from the unrealized loss discussed above, as of December 31, 2010, "Accumulated Other Comprehensive Loss" also included realized losses on cash flow hedges associated with interest capitalized during prior years under "Advances for drillships under construction" amounting to $27,776, which according to ASC 815-30-35 is being reclassified into earnings in the same period or periods during which the hedged forecasted transaction affects earnings. As a result, during the year ended December 31, 2011, and following the delivery of four drillships discussed in Note 5, an amount of $722 was reclassified into the statement of operations while an amount of $3,272 was reclassified from other component of "Accumulated Other Comprehensive Loss " since this amount is associated with interest expense that was capitalized under "Advances for drillships under construction". During the year ended December 31, 2012, an amount of $1,034 was reclassified into the statement of operations. The estimated amount in other comprehensive income/(loss) of cash flow hedge losses at December 31, 2012, that will be reclassified into earnings within the next twelve months is $1,034.

As of December 31, 2011 and 2012, security deposits of $33,100 and $8,000, respectively were provided as security by the Company. The Company has deposited also cash collateral of $6,000 that is classified as current restricted cash. These amounts are expected to be released upon the delivery of Ocean Rig Mylos, Ocean Rig Skyros and Ocean Rig Athena (Note 5)

10.2 Foreign currency forward contracts: As of December 31, 2010, the Company had outstanding twelve forward contracts to sell $28 million for NOK 174 million. As of December 31, 2011 and 2012, the Company had no outstanding forward contracts. The change in the fair value of such agreements for the years ended December 31, 2010 and 2011, amounted to a gain of $1,104 and a loss of $1,538 respectively, and is reflected under "Other, net" in the accompanying consolidated statement of operations.

Tabular disclosure of financial instruments is as follows:

Fair Values of Derivative Instruments in the Statements of Financial Position:

Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2011 Fair value	December 31, 2012 Fair value
Interest rate swaps	Financial Instruments non-current assets	$-	$935
Interest rate swaps	Financial Instruments current liabilities	(40,727)	(39,537)
Interest rate swaps	Financial Instruments non-current liabilities	(52,025)	(38,087)
Total derivatives		$(92,752)	$(76,689)

The effect of Derivative Instruments on the Statements of Stockholders' Equity:
	Amount of Gain/(Loss) Recognized in other comprehensive income/(loss) on Derivative
	(Effective Portion)
Derivatives designated for cash flow hedging relationships	Year ended	Year ended	Year ended
	December 31, 2010	December 31, 2011	December 31, 2012
Interest rate swaps	$(27,018)	-	$-

Total	$(27,018)	-	$-

No portion of the cash flow hedges shown above was ineffective during 2010.

During the years ended December 31, 2010, 2011 and 2012, the losses transferred from other comprehensive income/(loss) to the statement of operations were nil, $10,538 and $23,938, respectively.

The effect of Derivative Instruments on the Consolidated Statement of Operations:

		Amount of Gain/(Loss)
Derivatives not designated as hedging instruments	Location of Gain or (Loss) Recognized	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
Foreign currency forward contracts	Other, net	$1,104	$(1,538)	$-
Interest rate swaps	Loss on interest rate swaps	(40,303)	(33,455)	(36,974)
Total		$(39,199)	$(34,993)	$(36,974)

The carrying amounts of cash and cash equivalents, restricted cash, trade accounts receivable, and accounts payable and other current liabilities reported in the consolidated balance sheets approximate their respective fair values because of the short-term nature of these accounts. The carrying value approximates the fair market value for floating rate loans. The fair value of the interest rate swaps was determined using a discounted cash flow method based on market-based LIBOR swap yield curves, taking into account current interest rates and the creditworthiness of both the financial instrument counterparty and the Company. The Senior Unsecured Notes and the Drill Rigs Senior Notes have a fixed rate and their estimated fair values are determined through Level 2 inputs of the fair value hierarchy (quoted price in the over-the countermarket). The fair value of the outstanding balance of the Deutsche Bank credit facilities which have a fixed rate, is estimated through Level 2 inputs of the fair value hierarchy by discounting future cash flows using rates currently available for debt with similar terms, credit risk and remaining maturities. The estimated fair value of the above Senior Unsecured Notes, Drill Rigs Senior Notes and loans at December 31, 2012, is approximately $519,065, $798,000 and $511,453, respectively compared to a carrying value net of finance fees of $491,704, $781,001 and $450,433, respectively.

The guidance for fair value measurement applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories.

Fair value measurements are classified based upon inputs used to develop the measurement under the following hierarchy:

Level 1--Quoted market prices in active markets for identical assets or liabilities.

Level 2--Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3--Unobservable inputs that are not corroborated by market data.

The following table summarizes the valuation of assets and liabilities measured at fair value on a recurring basis as of the valuation date.

	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)

Interest rate swaps-asset position	935	-	935	-
Interest rate swaps-liability position	$(77,624)	-	(77,624)	$-

Total	$(76,689)	-	(76,689)	$-

Pensions	12 Months Ended
Dec. 31, 2012
Pensions [Abstract]
Pensions
11. Pensions
Pensions in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2011	December 31, 2012
Pension benefit obligation	$2,546	$4,057

As of December 31, 2012 the Company had three pension benefit plans, out of a total of eight defined benefit and contribution plans, for 44 onshore employees managed and funded through Norwegian life insurance companies. The pension scheme is in compliance with the Norwegian law on required occupational pension.

The Company uses a January 1 measurement date for net periodic pension cost and a December 31 measurement date for benefit obligations and plan assets.

For defined benefit pension plans, the benefit obligation is the projected benefit obligation, the actuarial present value, as of the Company's December 31 measurement date, of all benefits attributed by the pension benefit formula to employee service rendered to that date. The amount for benefit to be paid depends on a number of future events incorporated into the pension benefit formula, including estimates of the average life of employees/survivors and average years of service rendered. It is measured based on assumptions concerning future interest rates and future employee compensation levels.

The following table presents the change in the projected benefit obligation for the years ended December 31:

	2011	2012
Benefit obligation at January 1	$8,097	$9,920
Service cost for benefits earned	1,445	1,440
Interest cost	329	259
Actuarial gains	539	20
Benefits paid	(87)	(60)
Payroll tax of employer contribution	(57)	(92)
Foreign currency exchange rate changes	(346)	799
Benefit obligation at end of year	$9,920	$12,286

The following table presents the change in the value of plan assets for the years ended December 31, 2011 and 2012 and the plans' funded status at December 31:

	2,011	2,012
Fair value of plan assets at January 1,	$7,495	$7,374
Expected return on plan assets	356	242
Actual return on plan assets	(604)	(542)
Employer contributions	406	655
Settlement	(87)	(60)
Foreign currency exchange rate changes	(192)	560

Fair value of plan assets at end of year	$7,374	$8,229
Unfunded status at end of year	$2,546	$4,057

Amounts included in "Accumulated Other Comprehensive Loss" that have not yet been recognized in net periodic benefit cost are listed below:

	December 31,
	2010	2011	2012
Net actuarial loss	$3,046	$2,104	$1,467
Prior service cost	-	-	-
Defined benefit plan adjustment, net of tax of $0	$3,046	$2,104	$1,467

The accumulated benefit obligation for the pension plans represents the actuarial present value of benefit based on employee service and compensation as of a certain date and does not include an assumption about future compensation levels. The accumulated benefit obligation for the pension plans at December 31, 2011 and 2012, was $7,037, and $8,887, respectively

The net periodic pension cost recognized in the consolidated statements of operations was $2,008, $1,534 and $1,641 for the years ended December 31, 2010, 2011 and 2012, respectively.

The following table presents the components of net periodic pension cost:

	Year ended December 31,
	2010	2011	2012
Expected return on plan assets	$(395)	$(356)	$(242)
Service cost	2,021	1,445	1,440
Interest cost	334	329	259
Amortization of actuarial loss	47	116	184
Settlement	1	-	-
Net periodic pension cost	$2,008	$1,534	$1,641

The table below presents the components of changes in plan assets and benefit obligations recognized in other comprehensive income / (loss):

	Year Ended December 31,
	2010	2011	2012
Net actuarial loss/(gain)	$1,101	$234	$(581)
Prior service cost (credit)	(1,020)	1,133	276
Amortization of actuarial loss	(506)	(425)	942
Total defined benefit plan adjustments net of tax $0	$(425)	$942	$637

The estimated net loss for pension benefits that will be amortized from accumulated other comprehensive income/(loss) into the periodic benefit cost for the next fiscal year is $226.

Pension obligations are actuarially determined and are affected by assumptions including expected return on plan assets. As of December 31, 2012, contributions amounting to $655 in total, have been made to the defined benefit pension plan.

The Company evaluates assumptions regarding the estimated long-term rate of return on plan assets based on historical experience and future expectations on investment returns, which are calculated by an unaffiliated investment advisor utilizing the asset allocation classes held by the plan's portfolios. Changes in these and other assumptions used in the actuarial computations could impact the Company's projected benefit obligations, pension liabilities, pension cost and other comprehensive income/(loss).

The Company bases its determination of pension cost on a market-related valuation of assets that reduces year-to-year volatility. This market-related valuation recognizes investment gains or losses over a five-year period from the year in which they occur. Investment gains or losses for this purpose are the difference between the expected return calculated using the market-related value of assets and the actual return based on the market-related value of assets.

The following are the weighted–average assumptions used to determine net periodic pension cost:

	December 31,
	2010	2011	2012
Weighted average assumptions
Expected return on plan assets	5.40%	4.10%	4.00%
Discount rate	4.00%	2.60%	2.30%
Compensation increases	4.00%	3.50%	3.50%

The Company's investments are managed by the insurance company Storebrand by using models presenting many different asset allocation scenarios to assess the most appropriate target allocation to produce long-term gains without taking on undue risk. US GAAP require disclosures for financial assets and liabilities that are re-measured at fair value at least annually. The following table set forth the pension assets at fair value as of December 31, 2011 and 2012:

	December 31,
	2011	2012
Share and other equity investments	$1,123	$1,467
Bonds and other security – fixed yield	3,402	4,432
Bonds held to maturity	1,261	661
Properties and real estate	1,279	1,226
Money market	78	88
Other	231	355
Total plan net assets at fair value	$7,374	$8,229

The law requires a low risk profile hence the majority of the funds are invested in government bonds and high-rated corporate bonds.

Investments are stated at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the year. If no sale was reported on that date, they are valued at the last reported bid price. Investments in securities not traded on a national securities exchange are valued using pricing models, quoted prices of securities with similar characteristics or discounted cash flows.

Alternative investments, binding investment in private equity, private bonds, hedge funds, and real estate assets do not have readily available market values. These estimated fair values may differ significantly from the values that would have been used had a ready market for these investments existed and such differences could be material. Private equity, private bonds, hedge funds and other investments not having an established market are valued at net assets values as determined by the investment managers, which management had determined approximates fair value. Investments in real assets funds are stated at the aggregate net asset value of the units of these funds, which management has determined approximate fair value. Real estate assets are valued at amounts based upon appraisal reports prepared by appraisals performed by the investment managers, which management has determined approximate fair value.

Purchases and sales of securities are recorded as of the trade date. Realized gains and losses on sales of securities are determined on the basis of average cost. Interest income is recognized on the accrual basis. Dividend income is recognized on the ex-dividend date.

The major categories of plan assets as a percentage of the fair value of plan assets are as follows:

	December 31,
	2011	2012
Shares and other equity instruments	15%	18%
Bonds	64%	62%
Properties and real estate	17%	15%
Other	4%	5%
Total	100%	100%

The US GAAP require disclosures for financial assets and liabilities that are re-measured at fair value at least annually. The US GAAP establish a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. Tiers include three levels which are explained below:

Level 1:

Financial instruments valued on the basis of quoted prices for identical assets in active markets. This category encompasses listed equities that over the previous six months have experienced a daily average turnover equivalent to approximately $ 3,462 or more. Based on this, the equities are regarded as sufficiently liquid to be encompassed by this level. Bonds, certificates or equivalent instruments issued by national governments are generally classified as level 1. In the case of derivatives, standardized equity-linked and interest rate futures will be encompassed by this level.

Level 2:

Financial instruments valued on the basis of observable market information not covered by level 1. This category encompasses financial instruments that are valued on the basis of market information that can be directly observable or indirectly observable. Market information that is indirectly observable means that prices can be derived from observable, related markets. Level 2 encompasses equities or equivalent equity instruments for which market prices are available, but where the turnover volume is too limited to meet the criteria in level 1. Equities on this level will normally have been traded during the last month. Bonds and equivalent instruments are generally classified as level 2. Interest rate and currency swaps, non-standardized interest rate and currency derivatives, and credit default swaps are also classified as level 2. Funds are generally classified as level 2, and encompass equity, interest rate and hedge funds.

Level 3:

Financial instruments valued on the basis of information that is not observable pursuant to level 2. Equities classified as level 3 encompass investments in primarily unlisted/private companies. These include investments in forestry, real estate and infrastructure. Private equity is generally classified as level 3 through direct investments or investments in funds. Asset backed securities (ABS), residential mortgage backed securities (RMBS) and commercial mortgage backed securities (CMBS) are classified as level 3 due to their generally limited liquidity and transparency in the market.

The following table sets forth by level, within the fair value hierarchy, the pension asset at fair value as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Equity securities:
US Equities	$658	-	-	$658
Non-US Equities	157	-	308	465
Fixed Income:
Government Bonds	2,891	549	-	3,440
Corporate Bonds	978	245	-	1,223
Alternative Investments:
Hedge funds and limited partnerships	-	231	-	231
Cash and cash equivalents	78	-	-	78
Real Estate	-	-	1,279	1,279

Net Plan Net Assets	$4,762	1,025	1,587	$7,374

The following table sets forth by level, within the fair value hierarchy, the pension asset at fair value as of December 31, 2012:

	Level 1		Level 2	Level 3	Total
Equity securities:
US Equities	$887		-		887
Non-US Equities	209		-	371	580
Fixed Income:
Government Bonds	628		33		661
Corporate Bonds	3,546		886		4,432
Alternative Investments:
Hedge funds and limited partnerships		-	355		355
Cash and cash equivalents	88				88
Real Estate				1,226	1,226

Net Plan Net Assets	$5,358		1,274	1,597	8,229

The tables below set forth a summary of changes in the fair value of the pension assets classified as level 3 investment assets for the years ended December 31, 2011 and 2012.

	Year ended December 31,
	2011	2012
Balance, beginning of year	$1,338	$1,587
Actual return on plan assets:
Assets still held at reporting date	177	63
Purchases, sales, issuances and settlements (net)	72	(53)
Net Plan Net Assets	$1,587	$1,597

The following pension benefits contributions are expected to be paid by the Company during the years ending:

December 31, 2013	$93
December 31, 2014	135
December 31, 2015	135
December 31, 2016	220
December 31, 2017	181
December 31, 2018 - 2021	2,190

Total pension payments	$2,954

The Company's estimated employer contribution to the define benefit pension plan for the fiscal year 2013 is $1,122.

The Company has five defined contribution pension plans that include 714 employees. The contribution to the defined contribution pension plans for the years 2010, 2011 and 2012 was $1,775, $3,738 and $5,205, respectively.

Common Stock and Additional Paid-in Capital	12 Months Ended
Dec. 31, 2012
Common Stock and Additional Paid-in Capital [Abstract]
Common Stock and Additional Paid-in Capital

12. Common Stock and Additional Paid-in Capital:

General

Prior to December 8, 2010, the Company's authorized capital stock consisted of 500 common shares, par value $20.00 per share. During December 2010, the Company adopted, amended and restated articles of incorporation pursuant to which its authorized capital stock consisted of 250,000,000 common shares, par value $0.01 per share; and (ii) declared and paid a stock dividend of 103,125,000 shares of its common stock to its sole shareholder, DryShips. On December 21, 2010, the Company completed through a private placement the sale of an aggregated of 28,571,428 common shares at $17.50 per share. The proceeds from the private placement net of directly attributable costs of $11,699 were $488,301. The stock dividend has been accounted for as a stock split. As a result, the Company reclassified approximately $1,021 from "Additional paid-in capital" to common stock, which represents the par value per share of the shares issued. All previously reported share and per share amounts have been restated to reflect the stock dividend.

On April 15, 2011, at the Company's Special Meeting of Shareholders, the Company's shareholders approved an increase in the Company's authorized share capital to 1,000,000,000 common shares, and 500,000,000 preferred shares.

On December 6, 2011, the Company announced that its board of directors had approved a repurchase program for up to a total of $500,000 of the Company's common shares and 9.5% senior unsecured notes due 2016 (Note 9). Company's common shares and unsecured notes may be purchased under the program from time to time through December 31, 2013. As of December 31, 2012, the Company had not purchased any common shares or unsecured notes under the program described above.

Restricted stock awards

On February 14, 2012, the Company's Compensation Committee approved the grant of 112,950 shares of non-vested common stock to officers and key employees of the Company's subsidiary, Ocean Rig AS, as a bonus for their services rendered during 2011. The shares vest over a period of three years. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $16.50 per share.

On March 21, 2012, the Company's Board of Directors approved the 2012 Equity Incentive Plan (the "Plan") and reserved a total of 2,000,000 common shares. Under the Plan, officers, key employees, and directors are eligible to receive awards of stock options, stock appreciation rights, restricted stock, restricted stock units, phantom stock units and unrestricted stock.

On May 15, 2012, Ocean Rig's Compensation Committee approved the grant of: a) 4,500 shares of non-vested common stock to an officer as an additional bonus for his services rendered during 2011 and b) 28,200 shares to new recruited employees as a sigh-up stock bonus. The shares vest over a period of three years. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $15.92 per share.

On December 5, 2012, 7,500 shares awarded to an officer of the Company. The fair value of the shares on the grant date was $15.75 and the shares will vest in March 2013.

As of December 31, 2012, 2,500 shares have vested, while 77,150 shares were forfeited due to employees' resignations.

The movement during the year ended December 31, 2012 is presented below:

	Number of non vested shares	Weighted average grant date fair value per non vested shares
Balance as at December 31, 2011
Granted	153,150	16.34
Forfeited	(77,150)	16.28
Vested	(2,500)	16.50
Balance as at December 31, 2012	73,500	$ 16.40

As of December 31, 2012, there was $633 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted by the Company. That cost is expected to be recognized over a period of three years. The amount of $613 represents the stock based compensation expense for the year and is recorded in "General and administrative expenses", in the accompanying consolidated statements of operations for the year ended December 31, 2012.

Accumulated other comprehensive loss	12 Months Ended
Dec. 31, 2012
Accumulated other comprehensive loss [Abstract]
Accumulated other comprehensive loss
13. Accumulated other comprehensive loss:

The amounts in the accompanying balance sheets are analyzed as follows:

	December 31,
	2011	2012
Cash flows hedges unrealized loss	$ (22,904)	$ -
Cash flows hedges realized loss	(30,326)	(29,292)
Actuarial pension gain	2,104	1,467

Total	$ (51,126)	$ (27,825)

Interest and Finance Cost	12 Months Ended
Dec. 31, 2012
Interest and Finance Cost [Abstract]
Interest And Finance Cost
14. Interest and Finance Cost:
The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	Year ended December 31,
	2010	2011	2012
Interest costs on long-term debt	$30,749	$87,505	$135,819
Amortization of financing fees	5,078	17,778	12,944
Amortization of unrealized hedge reserve (Note 10.1)	-	9,816	9,816
Capitalized borrowing costs	(35,780)	(57,761)	(44,951)
Bank charges	1,997	2,006	604
Commissions and commitment fees	6,374	4,408	2,195

Total	$8,418	$63,752	$116,427

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

15. Income Taxes:

Ocean Rig UDW operates through its various subsidiaries in a number of countries throughout the world. Income taxes have been provided based upon the tax laws and rates in the countries in which operations are conducted and income is earned. The countries in which the Company operates have taxation regimes with varying nominal rates, deductions, credits and other tax attributes. Consequently, there is not an expected relationship between the provision for/or benefit from income taxes and income or loss before income taxes.

The components of the Company's income/(losses) before taxes are as follows:

	Year Ended December 31,
	2010	2011	2012
Domestic Income/(loss) (Marshall Islands)	174,794	190,940	(67,582)
Foreign Income/ (loss)	(19,597)	(68,214)	(20,797)

Total income/(loss) before taxes	$155,197	$122,726	$(88,379)

The components of the Company's tax expense were as follows:

	Year Ended December 31,
	2010	2011	2012

Current Tax expense	$20,227	$27,637	$43,957
Deferred Tax expense / (benefit)	209	(209)	-
Income taxes	$20,436	$27,428	$43,957

Effective tax rate	13%	22%	(50)%

The current tax expense is mainly related to withholding tax based on total contract revenue or bareboat fees. In 2012, 97% of the current tax expense was related to withholding tax in Brazil, Angola, Equatorial Guinea, Ivory Coast and Ghana. In 2011, approximately 95% of the current tax expense was related to withholding tax in Ghana, Tanzania and Turkey, while in 2010 approximately 95% of the current tax expense was related to withholding tax in Ghana and Turkey.

Taxes have not been reflected in other comprehensive income/loss since the valuation allowances would result in no recognition of deferred tax.

Reconciliation of total tax expense:

	Year Ended December 31,
	2010	2011	2012
Change in valuation allowance	$(14,922)	$(41,870)	$6,311
Differences in tax rates	14,177	(3,288)	(3,896)
Effect of permanent differences	40	2	120
Adjustments in respect to current income tax of previous years	281	(766)	227
Effect of exchange rate differences	1,465	(3,318)	(1,599)
Withholding tax	19,395	26,132	42,837
Loss of tax loss carry forward because of liquidation	-	50,536	-

Total	$20,436	$27,428	$44,000

Ocean Rig UDW has for 2011 elected to use the statutory tax rate for each year based upon the location where the largest parts of its operations were domiciled. During 2010, 2011 and 2012, most of its activities were in Marshall Islands with tax rate of zero.

Ocean Rig UDW is subject to changes in tax laws, treaties, regulations and interpretations in and between the countries in which its subsidiaries operate. A material change in these tax laws, treaties, regulations and interpretations could result in a higher or lower effective tax rate on worldwide earnings.

Deferred tax assets and liabilities are recognized for the anticipated future tax effects of temporary differences between the financial statement basis and the tax basis of the Company's assets and liabilities at the applicable tax rates in effect. The significant components of deferred tax assets and liabilities are as follow:

	Year Ended December 31,
	2011	2012
Deferred tax assets
Net operations loss carry forward	$8,015	$8,707
Accelerated depreciation of assets	31	107
Pension	713	1,136
Total deferred tax assets	$8,759	$9,950
Less: valuation allowance	(8,759)	(9,950)
Total deferred tax assets, net

A valuation allowance for deferred tax assets is recorded when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized. The Company provides a valuation allowance to offset deferred tax assets for net operating losses ("NOL") incurred during the year in certain jurisdictions and for other deferred tax assets where, in the Company's opinion, it is more likely than not that the financial statement benefit of these losses will not be realized. The Company provides a valuation allowance for foreign tax loss carry forward to reflect the possible expiration of these benefits prior to their utilization. As of December 31, 2012, the valuation allowance for deferred tax assets is increased from $8,759 in 2011to $9,950 in 2012 reflecting an increase in net deferred tax assets during the period. The increase is primarily a result of an increase of deferred tax assets in the Falkland Islands. This increase was partly set off by a reduction of deferred tax asset due to utilization or loss of tax loss carry forwards in Norway in 2012.

As of December 31, 2011, the net operating losses on a gross basis are $25,593 and are mainly related to losses in Norway, Brazil, Canada and Greenland. As of December 31, 2012, the net operating losses on a gross basis are $32,961 and are mainly related to Canada and the Falkland Islands. These losses are available indefinitely for offset against future taxable profits of the company in which the losses arose.

The Company's income tax returns are subject to review and examination in the various jurisdictions in which the Company operates. As of December 31, 2012, the Company was not subject to any examination on tax matters. The Company may contest any tax assessment that deviates from its tax filing. However, this review is not expected to incur any tax payables and uncertain tax positions are regarded as immaterial.

The Company's tax returns in the major jurisdictions in which it operates are generally subject to examination for periods ranging from three to six years.

The Company accrues interest and penalties related to its liabilities for unrecognized tax benefits as a component of income tax expense. During the year ended December 31, 2010, 2011 and 2012, the Company had no unrecognized tax benefits and did not incur any interest or penalties.

Ocean Rig UDW, and/or one of its subsidiaries, filed federal and local tax returns in several jurisdictions throughout the world. The amount of current tax benefit recognized during the years ended December 31, 2011 and 2012, from the settlement of disputes with tax authorities and the expiration of statute of limitations was insignificant. All earnings in foreign jurisdictions are permanently reinvested as the earnings are needed for working capital needs. Hence, no deferred tax liability has been recognized.

Geographic information for offshore drilling operations	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
16. Geographic information for offshore drilling operations

The revenue shown in the table below is based upon the location where the drilling takes place:

	2010	2011	2012

Ghana/Ivory Coast	$227,649	$230,018	$175,595
Turkey	176,228	50,183	-
Norway	(715)	-	-
Brazil	-	(617)	233,569
Greenland	-	253,125	136
Ivory Coast	-	89,686	-
Tanzania	-	78,424	196,415
Angola	-	-	79,884
Namibia	-	-	33,212
Falkland	-	-	166,795
Equatorial Guinea	-	-	56,297
Total leasing and service revenues	$403,162	$700,819	$941,903

The drilling units Leiv Eiriksson, Eirik Raude, Ocean Rig Corcovado, Ocean Rig Olympia, Ocean Rig Poseidon and Ocean Rig Mykonos constitute the Company's long lived assets.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments And Contingencies

17. Commitments and Contingencies

17.1 Legal proceedings

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the offshore drilling business.

The Company has obtained insurance for the assessed market value of the rigs and the drillships. However, such insurance coverage may not provide sufficient funds to protect the Company from all liabilities that could result from its operations in all situations. Risks against which the Company may not be fully insured or insurable for include environmental liabilities, which may result from a blow-out or similar accident, or liabilities resulting from reservoir damage alleged to have been caused by the negligence of the Company.

The Company's loss of hire insurance coverage does not protect against loss of income from day one. It covers approximately one year for the loss of time but will be effective after 45 days` off-hire. During 2012, the Ocean Rig Corcovado incurred off-hire which was a covered event under the Company's loss of hire insurance policy that resulted in $24.6 million being recognized as revenue during the year ended December 31, 2012.

The occurrence of casualty or loss, against which the Company is not fully insured, could have a material adverse effect on the Company's results of operations and financial condition.

As part of the Company's normal course of operations, the Company's customer may disagree on amounts due to the Company under the provision of the contracts which are normally settled through negotiations with the customer. Disputed amounts are normally reflected in revenues at such time as the Company reaches agreement with the customer on the amounts due.

The Leiv Eiriksson operated in Angola during the period from 2002 to 2007. Ocean Rig UDW's manager in Angola during this period made a legal claim for reimbursement of import/export duties for two export/importation events in the period 2002 to 2007 retroactively levied by the Angolan government. Agreement was reached between the parties to settle this claim for an amount of $6.1 million which was paid by the Company's relevant subsidiary on May 24, 2012, to the claimant, in full and final settlement of the London Court Proceedings. The Company recorded a charge of $6.1 million during the year ended December 31, 2012, which is included under "Legal settlements and other, net" in the consolidated statement of operations.

Except for the matters discussed above, the Company is not a party to any material litigation where claims or counterclaims have been filed against the Company other than routine legal proceedings incidental to its business.

17.2 Contractual revenue:

Future minimum contractual revenue, based on drilling units committed to non-cancelable, contracts as of December 31, 2012, amounted to $1,131,701 for twelve months ending December 31, 2013, $1,453,513 for twelve months ending December 31, 2014, $1,141,448 for the twelve months ending December 31, 2015, $502,528 for twelve months ending December 31, 2016 and $20,371 for twelve months ending December 31, 2017. These amounts do not include any assumed off-hire.

17.3 Purchase obligations:

The following table sets forth the Company's contractual purchase obligations as of December 31, 2012.

	2013	2014	2015	Total

Drillship Shipbuilding contracts	1,179,776	-	387,100	1,566,876
Total obligations	$1,179,776	$-	$387,100	$1,566,876

17.4 Rental payments

The Company has operating leases mostly relating to premises, the most significant being its offices in Stavanger, Rio de Janeiro, Jersey and Aberdeen. As of December 31, 2012, the future obligations amount to $2,774 for the twelve months ending December 31, 2013 and $1,396 for twelve months ending December 31, 2014 and $422 for the years ending December 31, 2015 and 2016.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

18. Subsequent Events:

18.1 On January 9, 2013, the Company entered into a drilling contract with Exxonmobil Exploration and Production Ireland (Offshore) Limited, or ExxonMobil, for a one-well program for the Eirik Raude for drilling offshore Ireland. The contract has an estimated duration of up to six months The Eirik Raude is scheduled to commence this contract in the first quarter of 2013, following the completion of its current contract and the cancellation from European Hydrocarbons Limited, or European Hydrocarbons, discussed below. Under the contract, the Company has the option to extend the contract for three more wells.

18.2 On February 1, 2013, the Company entered into a firm four-well program plus options, with Lukoil Overseas Sierra-Leone B.V., or Lukoil, for the Eirik Raude for drilling offshore West Africa. The contract has estimated duration of approximately 12 months. The Eirik Raude is scheduled to commence this contract in the second half of 2013, following the completion of its contract with ExxonMobil discussed above.

18.3 On February 28, 2013, the Company signed definite documentation for a $1.35 billion syndicated secured term loan facility to partially finance the construction costs of the Ocean Rig Mylos, the Ocean Rig Skyros and the Ocean Rig Athena, three of the Companys' seventh generation drillships scheduled for delivery in July 2013, October 2013 and November 2013, respectively. The facility will have a five-year term and a repayment profile of approximately 11 years and will bear interest at LIBOR plus a margin.

18.4 On March 3, 2013, the Company's customer European Hydrocarbons Limited, or European Hydrocarbons, unilaterally cancelled the Company's drilling contract in West Africa for the Eirik Raude. Under the terms of the contract, European Hydrocarbons will have to reimburse the Company with an early termination payment of approximately $14.5 million plus accrued work performed to date. The total effect on the future revenues (Note 17) will amount to $11,7 million less revenues from this contract during fiscal year 2013.

Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. (Parent Company Only)	12 Months Ended
Dec. 31, 2012
Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. (Parent Company Only) [Abstract]
Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. (Parent Company Only)
Balance Sheets, December 31, 2011 and 2012:
	2011	2012

ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$1,303	$954
Other current assets	17,021	434
Total current assets	18,324	1,388

NON-CURRENT ASSETS:
Drillships options	24,756	-
Investments in subsidiaries*	3,469,901	3,424,157
Total non-current assets	3,494,657	3,424,157

Total assets	$3,512,981	$3,425,545

LIABILITIES AND STOCKHOLDERS' EQUITY
CURRENT LIABILITIES:
Other current liabilities	24,826	14,488
Financial instruments	-	10,839
Total current liabilities	24,826	25,327

NON-CURRENT LIABILITIES
Long term debt, net of current portion	489,699	491,703
Total non-current liabilities	489,699	491,703
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2011 and 2012, nil issued and outstanding at December 31, 2011 and 2012, respectively
Common stock, $0,01par value; 1,000,000,000 shares authorized, at December 31, 2011 and 2012, 131,696,928 and 131,725,128 issued and outstanding at December 31, 2011 and 2012 respectively	1,317	1,317
Additional paid-in capital	3,469,924	3,489,018
Accumulated other comprehensive income	(51,126)	(27,825)
Accumulated deficit	(421,659)	(553,995)
Total stockholders' equity	2,998,456	2,908,515
Total liabilities and stockholders' equity	$3,512,981	$3,425,545

* Eliminated in consolidation

Statements of Operations, For the years anded December 31, 2010, 2011, 2012:
	2010	2011	2012
EXPENSES:

General and administrative expenses	$2,456	$8,591	$12,877
Legal settlements and other, net	-	-	6,100
Operating loss	2,456	8,591	18,977

OTHER INCOME / (EXPENSES):
Interest and finance costs	(326)	(35,328)	(58,210)
Interest income	4,202	3,216	4
Loss on interest rate swaps	-	-	(38)
Other, net	37	1,068	(2,476)

Total other (expenses), net	3,913	(31,044)	(60,720)

Equity in earnings/(loss) of subsidiaries*	133,304	134,933	(52,639)

Net income/(loss)	$134,761	$95,298	$(132,336)

Earnings/(loss) per common share, basic and diluted	1.30	0.72	(1.00)

Weighted average number of shares, basic and diluted	103,908,279	131,696,928	131,696,935

* Eliminated in consolidation

Statements of Comprehensive Income/(loss), For the years ended December 31, 2010, 2011 and 2012:
	2010	2011	2012
Net income / (Loss)	$134,761	$95,298	$(132,336)

Other Comprehensive income / (loss):
Unrealized interest rate swap gains/(losses)	(5,495)	3,272	-
Realized loss on cash flow hedges associated with capitalized interest	(21,523)	(3,272)	-
Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations	-	722	1,034
Reclassification of losses on previously designated cash flow hedges to Consolidated Statement of Operations, net	-	9,816	22,904
Actuarial gains/(losses)	424	(942)	(637)
Other Comprehensive income/ (loss)	(26,594)	9,596	23,301
Total Comprehensive income / (loss)	$108,167	$104,894	$(109,035)

Statements of Cash Flows, For the years ended December 31, 2010, 2011 and 2012:
	2010	2011	2012
Net Cash Used in Operating Activities	$(753)	$(28,728)	$(59,992)

Cash Flows from Investing Activities:
Investments in subsidiaries	(583,498)	(846,731)	59,643
Drillships options	(99,024)	-	-
Restricted cash	(302,011)	302,011	-
Net Cash Used in/ Provided by Investing Activities	(984,533)	(544,720)	59,643

Cash Flows from Financing Activities:
Due to subsidiaries	(335,223)	334,996	-
Capital contribution from DryShips	583,498	-	-
Net proceeds from common stock issuance	488,301	-	-
Proceeds from credit facility	300,000	500,000	-
Payments of credit facility	-	(300,000)	-
Payment of financing fees	-	(11,535)	-
Net Cash Provided by Financing Activities	1,036,576	523,461	-
Net (decrease) / increase in cash and cash equivalents	51,290	(49,987)	(349)
Cash and cash equivalents at beginning of year	-	51,290	1,303
Cash and cash equivalents at end of year	$51,290	$1,303	$954

In the condensed financial information of the Parent Company, the Parent Company's investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries.

There are no legal or regulatory restrictions on the Parent Company's ability to obtain funds from its subsidiaries through dividends, loans or advances sufficient to satisfy the obligations discussed below that are due on or before December 31, 2013.

On December 28, 2010 the Parent Company concluded a $300,000 loan facility to be repaid during 2011. The loan was fully drawn on December 28, 2010 and fully repaid on January 3, 2011.

On April 27, 2011, the Parent Company issued $500,000 aggregate principal amount of 9.5% Senior Unsecured Notes due 2016. The notes are unsecured obligations and rank senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of its existing and future unsecured senior indebtedness.

The Parent Company is guarantor on the two $495,000 facilities, the $800,000 facility and the 6.5% Senior Secured Notes due 2017 described on Note 9 "Long-term Debt" to the consolidated financial statements. As of December 31, 2012 the amount outstanding related to these three facilities amounted to $1,607,500 in aggregate and the amount outstanding related to the 6.5% Senior Secured Notes amounted to $800,000.

The condensed financial information of the Parent Company should be read in conjunction with the Company's consolidated financial statements.

Significant Accounting policies (Policy)	12 Months Ended
Dec. 31, 2012
Significant Accounting policies [Abstract]
Principles of consolidation

  Principles of consolidation: The accompanying consolidated financial statements have been prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“US GAAP”) and include the accounts and operating results of Ocean Rig UDW., its wholly-owned subsidiaries and its VIEs. As of December 31, 2012, the Company consolidated 100% one VIE for which it is deemed to be the primary beneficiary, i.e. it has a controlling financial interest in this entity. The VIE's total assets and liabilities, as of December 31, 2012, were $25,474 and $26,764 respectively, while total liabilities exceeded total assets by $1,290. A VIE is an entity that in general does not have equity investors with voting rights or that has equity investors that do not provide sufficient financial resources for the entity to support its activities. A controlling financial interest in a VIE is present when a company has the power to direct the activities of a VIE that most significantly impact the entity's economic performance and absorbs a majority of an entity's expected losses, receives a majority of an entity's expected residual returns, or both. All intercompany balances and transactions have been eliminated in consolidation. Where necessary, counterparties have been reclassified to conform to changes in presentation in the current year.

Intangible assets

(b) Intangible assets:

The Company's finite-lived acquired intangible assets are amortized on a straight-line basis over their estimated useful lives as follows:

Intangible assets/liabilities	Years
Tradenames	10
Software	10
Fair value of above market acquired drilling contracts	Over remaining contract term
Fair value of below market acquired drilling contracts	Over remaining contract term

In accordance with guidance related to Accounting for the Impairment or Disposal of Long-Lived Assets, the Company evaluates the potential impairment of finite-lived acquired intangible assets when there are indicators of impairment. The finite-lived intangibles are tested for impairment whenever events or changes in circumstances indicate that the carrying amount of any asset may not be recoverable based on estimates of future undiscounted cash flows. In the event of impairment, the asset is written down to its fair value. An impairment loss, if any, is measured as the amount by which the carrying amount of the asset exceeds its fair value. For finite-lived intangible assets, no impairment was recognized during any periods presented.

Use of estimates

(c) Use of estimates: The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Comprehensive income

(d) Comprehensive income/(loss): The Company's comprehensive income/(loss) is comprised of net income/(loss), actuarial gains/losses related to the adoption and implementation of Accounting Standard Codification (“ASC”) 715, "Compensation-Retirement Benefits", as well as losses in the fair value of the derivatives that qualify for hedge accounting in accordance with ASC 815 "Derivatives and Hedging" and realized gains/losses on cash flow hedges associated with capitalized interest in accordance with ASC 815-30-35-38 "Derivatives and Hedging".

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2011-05, "Comprehensive Income, Presentation of Comprehensive Income (Topic 220)", which revises the manner in which entities present comprehensive income in their financial statements. The amendments in this ASU were adopted by the Company in the December 31, 2011 consolidated financial statements and, as a result, the consolidated financial statements for the year ended December 31, 2010 were revised to include a separate statement of comprehensive income and to exclude the components of other comprehensive income from the statement of stockholders' equity.

Cash and cash equivalents

(e) Cash and cash equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

Restricted cash

(f) Restricted cash: Restricted cash may include (i) retention accounts which can only be used to fund the loan installments coming due; (ii) minimum liquidity collateral requirements or minimum required cash deposits, as defined in the Company's loan agreements; (iii) taxes withheld from employees and deposited in designated bank accounts; (iv) amounts pledged as collateral for bank guarantees to suppliers and (v) amounts pledged as collateral for credit facilities and swap agreements.

Trade accounts receivable net

(g) Trade accounts receivable net: The amount shown as accounts receivable, trade, at each balance sheet date, includes receivables from customers for drilling rigs and drillships, net of a allowance for doubtful receivables. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate allowance for doubtful receivables.

Concentration of credit risk

(h) Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents; trade accounts receivable and derivative contracts (interest rate swaps and foreign currency contracts). The maximum exposure to loss due to credit risk is the book value at the balance sheet date. The Company places its cash and cash equivalents, consisting mostly of bank deposits, with qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance by counter parties to derivative instruments; however, the Company limits its exposure by diversifying among counter parties. When considered necessary, additional arrangements are put in place to minimize credit risk, such as letters of credit or other forms of payment guarantees. The Company limits its credit risk with trade accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its trade accounts receivable.

The Company has made advances for the construction of drillships to Samsung Heavy Industries Co Ltd ("Samsung"). The ownership of the drillships is transferred from the yard to the Company at delivery. The credit risk of the advances is, to a large extent, reduced through refund guarantees issued by banks. As of December 31, 2012, cumulative installment payments made to Samsung amounted to approximately $879,387 for the four units under construction. These installment payments are, to a large extent, secured with irrevocable letters of guarantee, covering pre-delivery installments if the contract is rescinded in accordance with the terms of the contract. The irrevocable letters of guarantee are issued by financial institutions.

Advances for drillships under construction

(i) Advances for drillships under construction: This represents amounts expended by the Company in accordance with the terms of the construction contracts for drillships as well as other expenses incurred directly or under a management agreement with a related party in connection with on site supervision. In addition, interest costs incurred during the construction (until the asset is substantially complete and ready for its intended use) are capitalized. The carrying value of drillships under construction represents the accumulated costs at the balance sheet date. Cost components include payments for yard installments and variation orders, commissions to related party, construction supervision, equipment, spare parts, capitalized interest, costs related to first time mobilization and commissioning costs. No charge for depreciation is made until commissioning of the newbuilding has been completed and it is ready for its intended use.

Capitalized interest

(j) Capitalized interest: Interest expense is capitalized during the construction period of rigs and drillships based on accumulated expenditures for the applicable project at the Company's current rate of borrowing. The amount of interest expense capitalized in an accounting period is determined by applying an interest rate ("the capitalization rate") to the average amount of accumulated expenditures for the asset during the period. The capitalization rates used in an accounting period are based on the rates applicable to borrowings outstanding during the period. The Company does not capitalize amounts in excess of actual interest expense incurred in the period. If the Company's financing plans associate a specific new borrowing with a qualifying asset, the Company uses the rate on that borrowing as the capitalization rate to be applied to that portion of the average accumulated expenditures for the asset that does not exceed the amount of that borrowing. If average accumulated expenditures for the asset exceed the amounts of specific new borrowings associated with the asset, the capitalization rate applied to such excess is a weighted average of the rates applicable to other borrowings of the Company. Capitalized interest expense for the years ended December 31, 2010, 2011 and 2012 amounted to $35,780, $57,761 and $44,951, respectively (Note 14).

Insurance claims

(k) Insurance claims: The Company records insurance claim recoveries for insured losses incurred on damages to fixed assets, loss of hire and for insured crew medical expenses under "Other current assets". Insurance claims are recorded, net of any deductible amounts, at the time the Company's fixed assets suffer insured damages or loss due to the drilling unit being wholly or partially deprived of income as a consequence of damage to the unit or when crew medical expenses are incurred, recovery is probable under the related insurance policies and the Company can make an estimate of the amount to be reimbursed following the insurance claim.

Foreign currency translation

(l) Foreign currency translation: The functional currency of the Company is the U.S. Dollar since the Company operates in international drilling markets, and therefore primarily transacts business in U.S. Dollars. The Company's accounting records are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated into U.S. Dollars at the year-end exchange rates. Resulting gains or losses are included in "Other, net" in the accompanying consolidated statements of operations.

Drilling Rigs, drillships, machinery and equipment, net

(m) Drilling rigs, drillships, machinery and equipment, net:

(i) Drilling rigs and drillships are stated at historical cost less accumulated depreciation. Such costs include the cost of adding or replacing parts of drilling rig or drillship machinery and equipment when the cost is incurred, if the recognition criteria are met. The recognition criteria require that the cost incurred extends the useful life of a drilling rig or drillship. The carrying amounts of those parts that are replaced are written off and the cost of the new parts is capitalized. Depreciation is calculated on a straight- line basis over the useful life of the assets after considering the estimated residual value as follows: bare deck 30 years and other asset parts 5 to 15 years for the drilling rigs and drillships. The residual values of the drilling rigs and drillships are estimated at $35 million and $50 million, respectively.

(ii) IT and office equipment are recorded at cost and are depreciated on a straight-line basis over 5 years.

Fair value of above/below market acquired drilling contracts

(n) Fair value of above/below market acquired drilling contracts: In a business combination, the Company identifies assets acquired or liabilities assumed and records all such identified assets or liabilities at fair value. Fair value is determined by reference to market data. Favorable or unfavorable drilling contracts exist when there is a difference between the contracted dayrate and the dayrates prevailing at the acquisition date. The amount to be recorded as an asset or liability at the acquisition date is based on the difference between the then-current fair values of a contract with similar characteristics as the contract assumed and the net present value of future contractual cash flows from the drilling contract assumed. When the present value of the contract assumed is greater than the then-current fair value of such contract, the difference is recorded as "Fair value of above market acquired drilling contracts" When the opposite situation occurs, the difference is recorded as "Fair value of below-market acquired drilling contracts". Such assets and liabilities are amortized as a reduction of or an increase in revenue over the period of the drilling contracts assumed.

Impairment of long-lived assets

(o) Impairment of long-lived assets: The Company reviews for impairment long-lived assets and intangible long-lived assets held and used whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. In this respect, the Company reviews its assets for impairment on a rig by rig and drillship by drillship and asset by asset basis. When the estimate of undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company evaluates the asset for impairment loss. The impairment loss is determined by the difference between the carrying amount of the asset and the fair value of the asset. The Company evaluates the carrying amounts of its drilling rigs and drillships by obtaining independent appraisals to determine if events have occurred that would require modification to their carrying values or useful lives. In evaluating useful lives and carrying values of long-lived assets, the Company reviews certain indicators of potential impairment, such as undiscounted projected operating cash flows, drilling rig/drillships sales and purchases, business plans and overall market conditions. In developing estimates of future undiscounted cash flows, the Company makes assumptions and estimates about the drilling rigs and drillships future performance, with the significant assumptions being related to drilling rates, fleet utilization, operating expenses, capital expenditures, residual value and the estimated remaining useful life of each rig/drillship. The assumptions used to develop estimates of future undiscounted cash flows are based on historical trends as well as future expectations. To the extent impairment indicators are present, the Company determines undiscounted projected net operating cash flows for each rig/drillship and compares them to the rig or drillship's carrying value. The projected net operating cash flows are determined by considering the drilling revenues from existing drilling contracts for the fixed days and an estimated daily rate equivalent for the unfixed days. The salvage value used in the impairment test is estimated to be $35 million and $50 million for drilling rigs and drillships respectively in accordance with the Company's depreciation policy. If the Company's estimate of undiscounted future cash flows for any drilling rig or drillship is lower than the carrying value, the carrying value is written down, by recording a charge to operations, to the vessel's fair market value if the fair market value is lower than the vessel's carrying value. The Company's analysis for the year ended December 31, 2012, which also involved sensitivity tests on the drilling rates and fleet utilization (being the most sensitive inputs to variances), allowing for variances ranging from 97.5% to 92.5%, indicated no impairment on any of its drilling rigs or drillships. Although the Company believes that the assumptions used to evaluate potential impairment are reasonable and appropriate, such assumptions are highly subjective. There can be no assurance as to how long drilling rates and drilling rigs or drillship values will remain at their currently high levels. As a result of the impairment review, the Company determined that the carrying amounts of its assets held for use were recoverable, and therefore, concluded that no impairment loss was necessary for 2010, 2011 and 2012.

Class costs

(p) Class costs: The Company follows the direct expense method of accounting for periodic class costs incurred during special surveys of drilling rigs and drillships, normally every five years. Class costs and other maintenance costs are expensed in the period incurred and included in "Drilling rigs and drillships operating expenses".

Deferred financing costs

(q) Deferred financing costs: Deferred financing costs include fees, commissions and legal expenses associated with the Company's long- term debt. These costs are amortized over the life of the related debt using the effective interest method and are included in interest expense. Unamortized fees relating to loans repaid or refinanced as debt extinguishments are expensed as interest and finance costs in the period the repayment or extinguishment is made. Amortization and write offs for each of the years ended December 31, 2010, 2011 and 2012 amounted to $5,078, $17,778 and $12,944, respectively (Note 14).

Revenue and related expenses

(r) Revenue and related expenses:

Revenues: The Company's services and deliverables are generally sold based upon contracts with customers that include fixed or determinable prices. The Company recognizes revenue when delivery occurs, as directed by its customer, or the customer assumes control of physical use of the asset and collectability is reasonably assured. The Company evaluates if there are multiple deliverables within its contracts and whether the agreement conveys the right to use the drill rigs and drillships for a stated period of time and meets the criteria for lease accounting, in addition to providing a drilling services element, which is generally compensated for by day rates. In connection with drilling contracts, the Company may also receive revenues for preparation and mobilization of equipment and personnel or for capital improvements to the drilling rigs or drillships and day rate or fixed price mobilization and demobilization fees. Revenues are recorded net of agents' commissions. There are two types of drilling contracts: well contracts and term contracts.

(i) Well contracts: Well contracts are contracts under which the assignment is to drill a certain number of wells. Revenue from day-rate based compensation for drilling operations is recognized in the period during which the services are rendered at the rates established in the contracts. All mobilization revenues, direct incremental expenses of mobilization and contributions from customers for capital improvements are initially deferred and recognized as revenues and expenses, as applicable, over the estimated duration of the drilling period. To the extent that expenses exceed revenue to be recognized, they are expensed as incurred. Demobilization revenues and expenses are recognized over the demobilization period. All revenues for well contracts are recognized as "Service revenues" in the statement of operations.

(ii) Term contracts: Term contracts are contracts under which the assignment is to operate the unit for a specified period of time. For these types of contracts the Company determines whether the arrangement is a multiple element arrangement containing both a lease element and drilling services element. For revenues derived from contracts that contain a lease, the lease elements are recognized as "Leasing revenues" in the statement of operations on a basis approximating straight line over the lease period. The drilling services element is recognized as "Service revenues" in the period in which the services are rendered at estimated fair value. Revenues related to the drilling element of mobilization and direct incremental expenses of drilling services are deferred and recognized over the estimated duration of the drilling period. To the extent that expenses exceed revenue to be recognized, they are expensed as incurred. Demobilization fees and expenses are recognized over the demobilization period. Contributions from customers for capital improvements are initially deferred and recognized as revenues over the estimated duration of the drilling contract.

Earnings per common share

(s) Earnings per common share: Basic earnings per common share are computed by dividing net income/(loss) available to common stockholders by the weighted average number of common shares outstanding during the year. Diluted earnings per common share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised.

Segment reporting	(t) Segment reporting: The Company has determined that it operates in one reportable segment, the offshore drilling operations.
Financial instruments

(u) Financial instruments: The Company designates its derivatives based upon guidance on ASC 815, "Derivatives and Hedging" which establishes accounting and reporting requirements for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. The guidance on accounting for certain derivative instruments and certain hedging activities requires all derivative instruments to be recorded on the balance sheet as either an asset or liability measured at its fair value, with changes in fair value recognized in earnings unless specific hedge accounting criteria are met.

(i)       Hedge accounting: At the inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which the Company wishes to apply hedge accounting and the risk management objective and strategy undertaken for the hedge. The documentation includes identification of the hedging instrument, hedged item or transaction, the nature of the risk being hedged and how the entity will assess the hedging instrument's effectiveness in offsetting exposure to changes in the hedged item's cash flows attributable to the hedged risk. Such hedges are expected to be highly effective in achieving offsetting changes in cash flows and are assessed on an ongoing basis to determine whether they actually have been highly effective throughout the financial reporting periods for which they were designated.

The Company is party to interest swap agreements where it receives a floating interest rate and pays a fixed interest rate for a certain period in exchange. Contracts which meet the strict criteria for hedge accounting are accounted for as cash flow hedges. A cash flow hedge is a hedge of the exposure to variability in cash flows that is attributable to a particular risk associated with a recognized asset or liability, or a highly probable forecasted transaction that could affect profit or loss.

The effective portion of the gain or loss on the hedging instrument is recognized directly as a component of "Accumulated other comprehensive income/(loss)" in equity, while any ineffective portion, if any, is recognized immediately in current period earnings.

The Company discontinues cash flow hedge accounting if the hedging instrument expires and it no longer meets the criteria for hedge accounting or designation is revoked by the Company. At that time, any cumulative gain or loss on the hedging instrument recognized in equity is kept in equity until the forecasted transaction occurs. When the forecasted transaction occurs, any cumulative gain or loss on the hedging instrument is recognized in the statement of operations. If a hedged transaction is no longer expected to occur, the net cumulative gain or loss recognized in equity is transferred to net profit or loss for the year as financial income or expense.

(ii)       Other derivatives: Changes in the fair value of derivative instruments that have not been designated as hedging instruments are reported in current period earnings.

Fair value measurements

(v) Fair value measurements: The Company follows the provisions of ASC 820, "Fair Value Measurements and Disclosures" which defines and provides guidance as to the measurement of, fair value. ASC 820 creates a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets and the lowest priority (Level 3) to unobservable data, for example, the reporting entity's own data. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy (Note 10).

Income taxes

(w) Income taxes: Income taxes have been provided for based upon the tax laws and rates in effect in the countries in which the Company's operations are conducted and income is earned. There is no expected relationship between the provision for/or benefit from income taxes and income or loss before income taxes because the countries in which the Company operates have taxation regimes that vary not only with respect to the nominal rate, but also in terms of the availability of deductions, credits and other benefits. Variations also arise because income earned and taxed in any particular country or countries may fluctuate from year to year. Deferred tax assets and liabilities are recognized for the anticipated future tax effects of temporary differences between the financial statement basis and the tax basis of the Company's assets and liabilities using the applicable jurisdictional tax rates in effect at the year end. A valuation allowance for deferred tax assets is recorded when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized. The Company accrues interest and penalties related to its liabilities for unrecognized tax benefits as a component of income tax expense.

Pensions

(x) Pensions: The Company has eight retirement plans, of which five are managed and funded through Norwegian life insurance companies and three through international life insurance companies. The projected benefit obligations are calculated based on the projected unit credit method and compared with the fair value of pension assets.

Because a significant portion of the pension liability will not be paid until well into the future, numerous assumptions have to be made when estimating the pension liability at the balance sheet date. The assumptions may be split into two categories; actuarial assumptions and financial assumptions. The actuarial assumptions are unbiased, mutually compatible and represent the Company's best estimates of the variables. The financial assumptions are based on market expectations at the balance sheet date, for the period over which the obligations are to be settled. Due to the long-term nature of the pension obligations, they are discounted to present value.

The funded status or net amount of the projected benefit obligation and pension asset (net pension liability or net pension asset) of each of its defined benefit plans, is recorded in the balance sheet under the caption "Pensions" with an offsetting amount in "Accumulated other comprehensive income/(loss)" for any amounts of actuary gains of losses or prior service cost that has not been amortized to income. Net pension costs (benefit earned during the period including interest on the projected benefit obligation, less estimated return on pension assets and amortization of accumulated changes in estimates) are included in "General and administrative expenses" and "Drilling rigs and drillships operating expenses". Actuarial gains and losses are recognized as income or expense when the net cumulative unrecognized actuarial gains and losses for each individual plan at the end of the previous reporting year exceed 10% of the higher of the present value of the defined benefit obligation and the fair value of plan assets at that date. These gains and losses are recognized over the expected average remaining working lives of the employees participating in the plans.

Commitments and contingencies

(y) Commitments and contingencies: Provisions are recognized when: the Company has a present legal or constructive obligation as a result of past events; it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation; and a reliable estimate of the amount of the obligation can be made. Provisions are reviewed at each balance sheet date.

Stock-based compensation

(z) Stock-based compensation: Stock-based compensation represents vested and non-vested common stock granted to certain employees for their services. The Company calculates total compensation expense for the award based on its fair value on the grant date and amortizes the total compensation on an accelerated basis over the vesting period of the award or service period (Note 12).

Recent accounting pronouncements

(aa) Recent accounting pronouncements: There are no recent accounting pronouncements issued in 2012, whose adoption would have a material impact on the Company's consolidated financial statements in the current year or are expected to have a material impact on future years.

Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2012
Basis of Presentation and General Information [Abstract]
Schedule of revenue percentage by major charterer
	Year ended December 31,
	2010	2011	2012

Customer A	57%	36%	-
Customer B	43%	18%	49%
Customer C	-	-	18%
Customer D	-	33%	12%
Customer E	-	13%	-

Significant Accounting policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting policies [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
Intangible assets/liabilities	Years
Tradenames	10
Software	10
Fair value of above market acquired drilling contracts	Over remaining contract term
Fair value of below market acquired drilling contracts	Over remaining contract term

Other Current assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Current assets [Abstract]
Other Current assets
	December 31,	December 31,
	2011	2012
Inventories	$ 10,706	$ 13,727
Deferred mobilization expenses	38,052	46,407
Prepayments and advances	11,521	14,789
Swap cash collateral	-	8,000
Other	4,969	10,716

	$ 65,248	$ 93,639

Advances for drillships under construction (Tables)	12 Months Ended
Dec. 31, 2012
Advances For Drillships Under Construction [Abstract]
Advances for Rigs and Drillships under Construction
	December 31,
	2011	2012
Balance at beginning of year	$1,888,490	$754,925
Advances for drillships under construction and related costs	2,238,591	237,900
Drillships delivered	(3,372,156)	0
Balance at end of year	$754,925	$992,825

Drilling rigs, machinery and equipment, net (Tables)	12 Months Ended
Dec. 31, 2012
Drilling Rigs, Machinery And Equipment, Net [Abstract]
Drilling rigs, machinery and equipment, net
	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2010	$1,440,117	$(190,784)	1,249,333
Additions	78,480	-	78,480
Transfer from drillships under construction	3,372,156	-	3,372,156
Disposals	(1,147)	381	(766)
Depreciation	-	(160,365)	(160,365)
Balance at December 31, 2011	$4,889,606	$(350,768)	$4,538,838
Additions	82,939	-	82,939
Disposals	(4,148)	3,835	(313)
Depreciation	-	(222,002)	(222,002)
Balance at December 31, 2012	$4,968,397	$(568,935)	$4,399,462

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
						Amortization Schedule
	Balance as of December 31, 2011	Amortization for the year ended December 31, 2012	Balance as of December 31, 2012	2013	2014	2015	2016	2017 and thereafter

Trade names	$5,512	$877	$4,635	$877	$877	$877	$877	$1,127
Software	3,550	566	2,984	566	566	566	566	720

Total Intangible Assets, net	$9,062	$1,443	$7,619	$1,443	$1,443	$1,443	$1,443	$1,847

Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2012
Other non-current assets [Abstract]
Other non-current assets
	December 31, 2011	December 31, 2012
Security deposits for derivatives	$33,100	$-
Option for construction of drillships (Note 5)	24,756	-
Deferred mobilization expenses	24,176	53,615
Other	9,049	18,150
Total	$91,081	$71,765

Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-term Debt [Abstract]
Long-term debt
	December 31, 2011	December 31, 2012
Term loans/Credit facilities	$2,279,167	$1,607,500
9.5% Senior Unsecured Notes	500,000	500,000
6.5% Senior Secured Notes	-	800,000
Less: Deferred financing costs	(43,402)	(54,090)
Total debt	2,735,765	2,853,410
Less: Current portion	(210,166)	(169,780)

Long-term portion	$2,525,599	$2,683,630

Loan movements for Company's Senior Unsecured Notes, Drill Rigs Holdings Notes, credit facilities and term loans
Loan	Loan agreement date	Original Amount	December 31, 2011	New Loans	Repayments	December 31, 2012
Term Bank Loan	April 18, 2011	$800,000	$766,667	-	(66,667)	$700,000
Credit Facility	September 17, 2008	1,040,000	522,500	-	(522,500)	-
Credit Facility	July 18, 2008	1,125,000	990,000	-	(82,500)	907,500
Senior Unsecured Notes	April 27, 2011	500,000	500,000	-	-	500,000
Drill Rigs Senior Notes	September 20, 2012	$800,000	-	800,000	-	800,000
			$2,779,167	$800,000	($671,667)	$2,907,500

Annual principal payments
2013	$176,667
2014	176,667
2015	176,666
2016	1,110,000
2017	910,000
2018 and thereafter	357,500

Total principal payments	2,907,500
Less: Financing fees	(54,090)

Total debt	$2,853,410

Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments and Fair Value Measurements [Abstract]
Fair Values of Derivative Instruments in the Statement of Financial Position and Statement of Operations
Fair Values of Derivative Instruments in the Statements of Financial Position:

Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2011 Fair value	December 31, 2012 Fair value
Interest rate swaps	Financial Instruments non-current assets	$-	$935
Interest rate swaps	Financial Instruments current liabilities	(40,727)	(39,537)
Interest rate swaps	Financial Instruments non-current liabilities	(52,025)	(38,087)
Total derivatives		$(92,752)	$(76,689)

		Amount of Gain/(Loss)
Derivatives not designated as hedging instruments	Location of Gain or (Loss) Recognized	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
Foreign currency forward contracts	Other, net	$1,104	$(1,538)	$-
Interest rate swaps	Loss on interest rate swaps	(40,303)	(33,455)	(36,974)
Total		$(39,199)	$(34,993)	$(36,974)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
	Amount of Gain/(Loss) Recognized in other comprehensive income/(loss) on Derivative
	(Effective Portion)
Derivatives designated for cash flow hedging relationships	Year ended	Year ended	Year ended
	December 31, 2010	December 31, 2011	December 31, 2012
Interest rate swaps	$(27,018)	-	$-

Total	$(27,018)	-	$-

Recurring measurements
	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)

Interest rate swaps-asset position	935	-	935	-
Interest rate swaps-liability position	$(77,624)	-	(77,624)	$-

Total	$(76,689)	-	(76,689)	$-

Pensions (Tables)	12 Months Ended
Dec. 31, 2012
Pensions [Abstract]
Pension Benefit Obligation [Table Text Block]
	December 31, 2011	December 31, 2012
Pension benefit obligation	$2,546	$4,057

Schedule of Changes in Projected Benefit Obligations [Table Text Block]
	2011	2012
Benefit obligation at January 1	$8,097	$9,920
Service cost for benefits earned	1,445	1,440
Interest cost	329	259
Actuarial gains	539	20
Benefits paid	(87)	(60)
Payroll tax of employer contribution	(57)	(92)
Foreign currency exchange rate changes	(346)	799
Benefit obligation at end of year	$9,920	$12,286

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
	2,011	2,012
Fair value of plan assets at January 1,	$7,495	$7,374
Expected return on plan assets	356	242
Actual return on plan assets	(604)	(542)
Employer contributions	406	655
Settlement	(87)	(60)
Foreign currency exchange rate changes	(192)	560

Fair value of plan assets at end of year	$7,374	$8,229
Unfunded status at end of year	$2,546	$4,057

Schedule of Net Periodic Benefit Cost Not yet Recognized [Table Text Block]
	December 31,
	2010	2011	2012
Net actuarial loss	$3,046	$2,104	$1,467
Prior service cost	-	-	-
Defined benefit plan adjustment, net of tax of $0	$3,046	$2,104	$1,467

Schedule of Net Benefit Costs [Table Text Block]
	Year ended December 31,
	2010	2011	2012
Expected return on plan assets	$(395)	$(356)	$(242)
Service cost	2,021	1,445	1,440
Interest cost	334	329	259
Amortization of actuarial loss	47	116	184
Settlement	1	-	-
Net periodic pension cost	$2,008	$1,534	$1,641

Schedule of Defined Benefit Plan Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
	Year Ended December 31,
	2010	2011	2012
Net actuarial loss/(gain)	$1,101	$234	$(581)
Prior service cost (credit)	(1,020)	1,133	276
Amortization of actuarial loss	(506)	(425)	942
Total defined benefit plan adjustments net of tax $0	$(425)	$942	$637

Schedule or Description of Weighted Average Discount Rate [Table Text Block]
	December 31,
	2010	2011	2012
Weighted average assumptions
Expected return on plan assets	5.40%	4.10%	4.00%
Discount rate	4.00%	2.60%	2.30%
Compensation increases	4.00%	3.50%	3.50%

Schedule Fair Value Pension Post Retirement Plan Assets By Asset Category [Table Text Block]
	December 31,
	2011	2012
Share and other equity investments	$1,123	$1,467
Bonds and other security – fixed yield	3,402	4,432
Bonds held to maturity	1,261	661
Properties and real estate	1,279	1,226
Money market	78	88
Other	231	355
Total plan net assets at fair value	$7,374	$8,229

Schedule Plan Assets As Percentage Fair Value Total Plan Assets [Table Text Block]
	December 31,
	2011	2012
Shares and other equity instruments	15%	18%
Bonds	64%	62%
Properties and real estate	17%	15%
Other	4%	5%
Total	100%	100%

Schedule Fair Value Pension Post Retirement Plan Assets By Level [Table Text Block]
	Level 1	Level 2	Level 3	Total
Equity securities:
US Equities	$658	-	-	$658
Non-US Equities	157	-	308	465
Fixed Income:
Government Bonds	2,891	549	-	3,440
Corporate Bonds	978	245	-	1,223
Alternative Investments:
Hedge funds and limited partnerships	-	231	-	231
Cash and cash equivalents	78	-	-	78
Real Estate	-	-	1,279	1,279

Net Plan Net Assets	$4,762	1,025	1,587	$7,374

	Level 1		Level 2	Level 3	Total
Equity securities:
US Equities	$887		-		887
Non-US Equities	209		-	371	580
Fixed Income:
Government Bonds	628		33		661
Corporate Bonds	3,546		886		4,432
Alternative Investments:
Hedge funds and limited partnerships		-	355		355
Cash and cash equivalents	88				88
Real Estate				1,226	1,226

Net Plan Net Assets	$5,358		1,274	1,597	8,229

Schedule of Level Three Defined Benefit Plan Assets Roll Forward [Table Text Block]
	Year ended December 31,
	2011	2012
Balance, beginning of year	$1,338	$1,587
Actual return on plan assets:
Assets still held at reporting date	177	63
Purchases, sales, issuances and settlements (net)	72	(53)
Net Plan Net Assets	$1,587	$1,597

Schedule of Expected Benefit Payments [Table Text Block]
December 31, 2013	$93
December 31, 2014	135
December 31, 2015	135
December 31, 2016	220
December 31, 2017	181
December 31, 2018 - 2021	2,190

Total pension payments	$2,954

Common Stock and Additional Paid-in Capital (Tables)	12 Months Ended
Dec. 31, 2012
Common Stock and Additional Paid-in Capital [Abstract]
Shareholders' equity

	Number of non vested shares	Weighted average grant date fair value per non vested shares
Balance as at December 31, 2011
Granted	153,150	16.34
Forfeited	(77,150)	16.28
Vested	(2,500)	16.50
Balance as at December 31, 2012	73,500	$ 16.40

Accumulated other comprehensive loss (Tables)	12 Months Ended
Dec. 31, 2012
Accumulated other comprehensive loss [Abstract]
Accumulated other comprehensive loss
	December 31,
	2011	2012
Cash flows hedges unrealized loss	$ (22,904)	$ -
Cash flows hedges realized loss	(30,326)	(29,292)
Actuarial pension gain	2,104	1,467

Total	$ (51,126)	$ (27,825)

Interest and Finance Cost (Tables)	12 Months Ended
Dec. 31, 2012
Interest and Finance Cost [Abstract]
Interest And Finance Cost
	Year ended December 31,
	2010	2011	2012
Interest costs on long-term debt	$30,749	$87,505	$135,819
Amortization of financing fees	5,078	17,778	12,944
Amortization of unrealized hedge reserve (Note 10.1)	-	9,816	9,816
Capitalized borrowing costs	(35,780)	(57,761)	(44,951)
Bank charges	1,997	2,006	604
Commissions and commitment fees	6,374	4,408	2,195

Total	$8,418	$63,752	$116,427

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule of income before income tax, domestic and foreign [Table Text Block]
	Year Ended December 31,
	2010	2011	2012
Domestic Income/(loss) (Marshall Islands)	174,794	190,940	(67,582)
Foreign Income/ (loss)	(19,597)	(68,214)	(20,797)

Total income/(loss) before taxes	$155,197	$122,726	$(88,379)

Income tax expense statutory tax rate [Table Text Block]
	Year Ended December 31,
	2010	2011	2012

Current Tax expense	$20,227	$27,637	$43,957
Deferred Tax expense / (benefit)	209	(209)	-
Income taxes	$20,436	$27,428	$43,957

Effective tax rate	13%	22%	(50)%

Schedule of reconciliation of total tax expense [Table Text Block]
	Year Ended December 31,
	2010	2011	2012
Change in valuation allowance	$(14,922)	$(41,870)	$6,311
Differences in tax rates	14,177	(3,288)	(3,896)
Effect of permanent differences	40	2	120
Adjustments in respect to current income tax of previous years	281	(766)	227
Effect of exchange rate differences	1,465	(3,318)	(1,599)
Withholding tax	19,395	26,132	42,837
Loss of tax loss carry forward because of liquidation	-	50,536	-

Total	$20,436	$27,428	$44,000

Schedule of deferred tax assets and liabilities [Table Text Block]
	Year Ended December 31,
	2011	2012
Deferred tax assets
Net operations loss carry forward	$8,015	$8,707
Accelerated depreciation of assets	31	107
Pension	713	1,136
Total deferred tax assets	$8,759	$9,950
Less: valuation allowance	(8,759)	(9,950)
Total deferred tax assets, net

Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Revenue per country
	2010	2011	2012

Ghana/Ivory Coast	$227,649	$230,018	$175,595
Turkey	176,228	50,183	-
Norway	(715)	-	-
Brazil	-	(617)	233,569
Greenland	-	253,125	136
Ivory Coast	-	89,686	-
Tanzania	-	78,424	196,415
Angola	-	-	79,884
Namibia	-	-	33,212
Falkland	-	-	166,795
Equatorial Guinea	-	-	56,297
Total leasing and service revenues	$403,162	$700,819	$941,903

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Purchase obligations
	2013	2014	2015	Total

Drillship Shipbuilding contracts	1,179,776	-	387,100	1,566,876
Total obligations	$1,179,776	$-	$387,100	$1,566,876

Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. (Parent Company Only) (Tables) (Ocean Rig UDW Inc.)	12 Months Ended
Dec. 31, 2012
Ocean Rig UDW Inc.
Balance Sheets
	2011	2012

ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$1,303	$954
Other current assets	17,021	434
Total current assets	18,324	1,388

NON-CURRENT ASSETS:
Drillships options	24,756	-
Investments in subsidiaries*	3,469,901	3,424,157
Total non-current assets	3,494,657	3,424,157

Total assets	$3,512,981	$3,425,545

LIABILITIES AND STOCKHOLDERS' EQUITY
CURRENT LIABILITIES:
Other current liabilities	24,826	14,488
Financial instruments	-	10,839
Total current liabilities	24,826	25,327

NON-CURRENT LIABILITIES
Long term debt, net of current portion	489,699	491,703
Total non-current liabilities	489,699	491,703
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2011 and 2012, nil issued and outstanding at December 31, 2011 and 2012, respectively
Common stock, $0,01par value; 1,000,000,000 shares authorized, at December 31, 2011 and 2012, 131,696,928 and 131,725,128 issued and outstanding at December 31, 2011 and 2012 respectively	1,317	1,317
Additional paid-in capital	3,469,924	3,489,018
Accumulated other comprehensive income	(51,126)	(27,825)
Accumulated deficit	(421,659)	(553,995)
Total stockholders' equity	2,998,456	2,908,515
Total liabilities and stockholders' equity	$3,512,981	$3,425,545

* Eliminated in consolidation

Statements of Operations
	2010	2011	2012
EXPENSES:

General and administrative expenses	$2,456	$8,591	$12,877
Legal settlements and other, net	-	-	6,100
Operating loss	2,456	8,591	18,977

OTHER INCOME / (EXPENSES):
Interest and finance costs	(326)	(35,328)	(58,210)
Interest income	4,202	3,216	4
Loss on interest rate swaps	-	-	(38)
Other, net	37	1,068	(2,476)

Total other (expenses), net	3,913	(31,044)	(60,720)

Equity in earnings/(loss) of subsidiaries*	133,304	134,933	(52,639)

Net income/(loss)	$134,761	$95,298	$(132,336)

Earnings/(loss) per common share, basic and diluted	1.30	0.72	(1.00)

Weighted average number of shares, basic and diluted	103,908,279	131,696,928	131,696,935

* Eliminated in consolidation

Statements of Comprehensive Income/(loss)
	2010	2011	2012
Net income / (Loss)	$134,761	$95,298	$(132,336)

Other Comprehensive income / (loss):
Unrealized interest rate swap gains/(losses)	(5,495)	3,272	-
Realized loss on cash flow hedges associated with capitalized interest	(21,523)	(3,272)	-
Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations	-	722	1,034
Reclassification of losses on previously designated cash flow hedges to Consolidated Statement of Operations, net	-	9,816	22,904
Actuarial gains/(losses)	424	(942)	(637)
Other Comprehensive income/ (loss)	(26,594)	9,596	23,301
Total Comprehensive income / (loss)	$108,167	$104,894	$(109,035)

Statements of Cash Flows
	2010	2011	2012
Net Cash Used in Operating Activities	$(753)	$(28,728)	$(59,992)

Cash Flows from Investing Activities:
Investments in subsidiaries	(583,498)	(846,731)	59,643
Drillships options	(99,024)	-	-
Restricted cash	(302,011)	302,011	-
Net Cash Used in/ Provided by Investing Activities	(984,533)	(544,720)	59,643

Cash Flows from Financing Activities:
Due to subsidiaries	(335,223)	334,996	-
Capital contribution from DryShips	583,498	-	-
Net proceeds from common stock issuance	488,301	-	-
Proceeds from credit facility	300,000	500,000	-
Payments of credit facility	-	(300,000)	-
Payment of financing fees	-	(11,535)	-
Net Cash Provided by Financing Activities	1,036,576	523,461	-
Net (decrease) / increase in cash and cash equivalents	51,290	(49,987)	(349)
Cash and cash equivalents at beginning of year	-	51,290	1,303
Cash and cash equivalents at end of year	$51,290	$1,303	$954

Basis of Presentation and General Information (Table) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Customer A
Concentration Risk [Line Items]
Major customer revenue percentage		36.00%	57.00%
Customer B
Concentration Risk [Line Items]
Major customer revenue percentage	49.00%	18.00%	43.00%
Customer C
Concentration Risk [Line Items]
Major customer revenue percentage	18.00%
Customer D
Concentration Risk [Line Items]
Major customer revenue percentage	12.00%	33.00%
Customer E
Concentration Risk [Line Items]
Major customer revenue percentage		13.00%

Significant Accounting policies (Table) (Details)	12 Months Ended
Dec. 31, 2012
Tradenames
Estimated useful life	10 years
Software
Estimated useful life	10 years
Fair value of above market acquired drilling contracts
Amortization period	Over remaining contract term
Fair value of below market acquired drilling contracts
Amortization period	Over remaining contract term

Significant Accounting policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Number_of_Pension_Plans	Dec. 31, 2011	Dec. 31, 2010
VIE, total assets	$ 25,474
VIE, total liabilities	26,764
VIE, net assets	(1,290)
Advances for rigs and drillships under construction	992,825	754,925	1,888,490
Capitalized interest	44,951	57,761	35,780
Variances on drilling rigs and drillships rates, upper limit	97.50%
Variances On Drilling Rigs And Drillships Rates Lower Limit	92.50%
Amortization and write off of financing costs	12,944	17,778	5,078
Number of pension benefit plans	8
Managed by Norwegian life insurance companies
Number of pension benefit plans	5
Managed by international life insurance companies
Number of pension benefit plans	3
Cumulative installment payments made to Samsung
Advances for rigs and drillships under construction	879,387
Bare deck
Useful life	30 years
Other asset parts
Useful life	5 years to 15 years
Drillships
Residual value per drilling rigs and drillships	50,000
Drilling rigs
Residual value per drilling rigs and drillships	$ 35,000
IT and office equipment
Useful life	5 years

Transactions with Related Parties - Cardiff, Vivid, Basset, Dryships (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended				24 Months Ended	12 Months Ended	28 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Nov. 22, 2010 USD ($)	Dec. 31, 2012 Management Agreements with Cardiff Marine USD ($)	Dec. 31, 2011 Management Agreements with Cardiff Marine USD ($)	Dec. 21, 2010 Management Agreements with Cardiff Marine USD ($)	Dec. 31, 2010 Management Agreements with Cardiff Marine USD ($)	Dec. 31, 2012 Management Agreements with Cardiff Marine USD ($)	Dec. 31, 2013 New Management Agreement with Cardiff Marine	Dec. 31, 2012 Vivid - Consultancy agreement USD ($)	Dec. 31, 2011 Vivid - Consultancy agreement USD ($)	Dec. 31, 2010 Vivid - Consultancy agreement USD ($)	Dec. 31, 2013 Vivid - New consultancy agreement	Dec. 31, 2012 Basset - Consultancy Agreement - Effective June 1, 2012 USD ($)	Dec. 31, 2012 Basset - Consultancy Agreement - Effective June 1, 2012 EUR (€)
Related Party Transaction [Line Items]
Management fee per month per drillship							$ 40
Chartering commission							1.25%
Commission on the shipyard payments or purchase price							1.00%
Commission on loan financing or refinancing							1.00%
Commission on insurance premiums							2.00%
Payments for commissions						5,800		4,000
Commissions in connection with employment arrangements									1.00%	1.00%
Commission on purchase and sale activities									0.75%	0.75%
Additional paid-in capital	3,489,018	3,469,924			7,153	7,251			7,153		10,800	5,200	1,000
Fees related to employment arrangements					6,193	2,357
Sale and purchase fees					960	4,894
Commission on financing related services											0.20%			0.20%
Duration of consultancy agreement											5 years
Annual renumeration															1,200	900
Officers' compensation including sign-on bonus															2,500
Sign on bonus															1,800	1,500
Drillship construction options novated by Dryships	0	0	99,024
Non-refundable slot reservation fee per drillship				24,756
Proceeds from related party debt	0	175,500	0
Repayments of related party debt	$ 0	$ 175,500	$ 0

Transactions with Related Parties - CEO & Members of BoD (Details)	12 Months Ended				3 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 21, 2010 USD ($)	Apr. 17, 2012 Chairman and CEO	Dec. 21, 2010 Chairman and CEO USD ($)	Dec. 31, 2012 Chairman and CEO	Dec. 31, 2012 BoD member - Mr. Georghiades USD ($)	Dec. 31, 2012 BoD member - Mr. Georghiades EUR (€)	Dec. 31, 2011 BoD member - Mr. Georghiades USD ($)	Dec. 31, 2011 BoD member - Mr. Georghiades EUR (€)	Dec. 31, 2010 BoD member - Mr. Georghiades USD ($)	Dec. 31, 2010 BoD member - Mr. Georghiades EUR (€)
Related Party Transaction [Line Items]
Percentage of shareholder's ownership in parent							14.40%
Common shares sold to a company controlled by the related party						2,869,428
Percentage of common stock sold to a company controlled by the related party						2.38%
Offering price per share				$ 17.5		$ 17.5
Number of common shares of Ocean Rig previously owned by Dryships purchased by companies affiliated with Chairman and Chief Executive Officer					2,185,000
Legal fees	$ 4,524,000	$ 0	$ 0					$ 55,000	€ 41,623	$ 61,000	€ 47,390	$ 125,000	€ 94,235
Due to related party								$ 0		$ 0

Other Current Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Current assets [Abstract]
Inventories	$ 13,727	$ 10,706
Deferred mobilization expenses	46,407	38,052
Prepayments and advances	14,789	11,521
Swap cash collateral	8,000	0
Other	10,716	4,969
Other current assets	$ 93,639	$ 65,248

Advances for drillships under construction (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Advances For Drillships Under Construction [Abstract]
Balance at beginning of year	$ 754,925	$ 1,888,490
Advances for drillships under construction and other related costs	237,900	2,238,591
Drillships delivered	0	(3,372,156)
Balance at end of year	$ 992,825	$ 754,925

Advances for drillships under construction (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Ocean Rig Corcovado	Dec. 31, 2011 Ocean Rig Olympia	Dec. 31, 2011 Ocean Rig Poseidon	Dec. 31, 2011 Ocean Rig Mykonos	Dec. 31, 2012 Cumulative installment payments made to Samsung	Apr. 18, 2011 Ocean Rig Mylos Number_of_Options	Apr. 27, 2011 Ocean Rig Skyros Number_of_Options	Jun. 23, 2011 Ocean Rig Athena Number_of_Options	Sep. 20, 2012 Ocean Rig Apollo Number_of_Options
Drillship delivery date				Jan 3, 2011	Mar 30, 2011	Jul 28, 2011	Sep 30, 2011
Number of options exercised									1	1	1	1
Price per drilship									$ 608,000	$ 608,000	$ 608,000	$ 622,756
Advances for rigs and drillships under construction	$ 992,825	$ 754,925	$ 1,888,490					$ 879,387
Drillship delivery									July 2013	October 2013	November 2013	January 2015

Drilling rigs, machinery and equipment, net (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Balance	$ 4,538,838
Transfer from drillships under construction	0	3,372,156
Balance	4,399,462	4,538,838
Cost
Property, Plant and Equipment [Line Items]
Balance	4,889,606	1,440,117
Additions	82,939	78,480
Transfer from drillships under construction		3,372,156
Disposals	(4,148)	(1,147)
Balance	4,968,397	4,889,606
Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance	(350,768)	(190,784)
Disposals	3,835	381
Depreciation	(222,002)	(160,365)
Balance	(568,935)	(350,768)
Net Book Value
Property, Plant and Equipment [Line Items]
Balance	4,538,838	1,249,333
Additions	82,939	78,480
Transfer from drillships under construction		3,372,156
Disposals	(313)	(766)
Depreciation	(222,002)	(160,365)
Balance	$ 4,399,462	$ 4,538,838

Intangible Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Balance as of December 31, 2011	$ 9,062
Amortization for the year ended December 31, 2012	1,443
Balance as of December 31, 2012	7,619
Amortization Schedule
2013	1,443
2014	1,443
2015	1,443
2016	1,443
2017 and thereafter	1,847
Trade names
Balance as of December 31, 2011	5,512
Amortization for the year ended December 31, 2012	877
Balance as of December 31, 2012	4,635
Amortization Schedule
2013	877
2014	877
2015	877
2016	877
2017 and thereafter	1,127
Software
Balance as of December 31, 2011	3,550
Amortization for the year ended December 31, 2012	566
Balance as of December 31, 2012	2,984
Amortization Schedule
2013	566
2014	566
2015	566
2016	566
2017 and thereafter	$ 720

Other non-current assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other non-current assets [Abstract]
Security deposits for derivatives	$ 0	$ 33,100
Option for construction of drillships (Note 5)	0	24,756
Deferred mobilization expenses	53,615	24,176
Other	18,150	9,049
Total	$ 71,765	$ 91,081

Other non-current assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 22, 2010	Dec. 31, 2011 Ocean Rig Mykonos	Dec. 31, 2012 Samsung option contract Number_of_Options	Sep. 20, 2012 Samsung option contract Number_of_Options	Dec. 31, 2011 Samsung option contract Number_of_Options	May 16, 2011 Samsung option contract Number_of_Options	Nov. 22, 2010 Samsung option contract Number_of_Options
Security deposits	$ 0	$ 33,100			$ 33,100
Number of options for the construction of drillships.										4
Number of additional options per addendum									2
Total number of options						6
Amount transfered to "Advances for vessels and drillships under construction"	992,825	754,925	1,888,490				24,756	74,268
Number of options exercised							1	3
Number of options not exercised						2
Non-refundable slot reservation fee per drillship				$ 24,756

Long-term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Term loans/Credit facilities	$ 1,607,500	$ 2,279,167
Less: Deferred financing costs	(54,090)	(43,402)
Total debt	2,853,410	2,735,765
Less: Current portion	(169,780)	(210,166)
Long-term portion	2,683,630	2,525,599
9.5% Senior Unsecured Notes
Debt Instrument [Line Items]
Senior Notes	500,000	500,000
6.5% Senior Secured Notes
Debt Instrument [Line Items]
Senior Notes	$ 800,000	$ 0

Long-term Debt - Loan Movement (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
December 31, 2011	$ 2,779,167
New Loans	800,000
Repayments	(671,667)
December 31, 2012	2,907,500
Term Bank Loan
Loan agreement date	Apr 18, 2011
Original Amount	800,000
December 31, 2011	766,667
New Loans	0
Repayments	(66,667)
December 31, 2012	700,000
Credit Facility
Loan agreement date	Sep 17, 2008
Original Amount	1,040,000
December 31, 2011	522,500
New Loans	0
Repayments	(522,500)
December 31, 2012	0
Credit Facility
Loan agreement date	Jul 18, 2008
Original Amount	1,125,000
December 31, 2011	990,000
New Loans	0
Repayments	(82,500)
December 31, 2012	907,500
Senior Unsecured Notes
Loan agreement date	Apr 27, 2011
Original Amount	500,000
December 31, 2011	500,000
New Loans	0
Repayments	0
December 31, 2012	500,000
Drill Rigs Senior Notes
Loan agreement date	Sep 20, 2012
Original Amount	800,000
December 31, 2011	0
New Loans	800,000
Repayments	0
December 31, 2012	$ 800,000

Long-term Debt - Principal Payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-term Debt, by Maturity [Abstract]
2013	$ 176,667
2014	176,667
2015	176,666
2016	1,110,000
2017	910,000
2018 and thereafter	357,500
Total principal payments	2,907,500	2,779,167
Less: Financing Fees	(54,090)	(43,402)
Total debt	$ 2,853,410	$ 2,735,765

Long-term Debt - Senior Notes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 9.5% Senior Unsecured Notes due 2016	Dec. 31, 2012 9.5% Senior Unsecured Notes due 2016	Apr. 27, 2011 9.5% Senior Unsecured Notes due 2016	Dec. 31, 2012 6.5% Senior Secured Notes due 2017	Oct. 01, 2016 6.5% Senior Secured Notes due 2017	Oct. 01, 2015 6.5% Senior Secured Notes due 2017	Sep. 20, 2012 6.5% Senior Secured Notes due 2017
Debt Instrument [Line Items]
Senior notes interest rate					9.50%		6.50%
Proceeds from issuance of senior notes				$ 487,500			$ 781,965
Redemtpion price of senior note as a percentage of principal amount						100.00%		100.00%	103.25%	101.00%
Interest expense, including costs related to senior notes	$ 148,763	$ 105,283	$ 35,827

Long-term Debt - Term bank loans/ Credit facilities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 15, 2012 Deutsche Bank Luxembourg - 1st facility	May 15, 2012 Deutsche Bank Luxembourg - 2nd facility	Dec. 31, 2012 Credit facility - DNB Bank ASA	Dec. 31, 2011 Credit facility - DNB Bank ASA
Debt Instrument [Line Items]
Debt Instrument - carrying amount	$ 2,907,500	$ 2,779,167	$ 495,000	$ 495,000	$ 0	$ 522,500
Debt Instrument - variable rate basis	LIBOR
Long-term debt bearing fixed interest	$ 458,333

Long-term Debt - Terms and Amendments (Details)	12 Months Ended
Dec. 31, 2012
Debt Instrument [Line Items]
Payment terms	The bank loans are payable in U.S. Dollars in quarterly and semi-annual installments with balloon payments due at maturity between April 2016 and December 2020.
Term bank loan - Nordea Finland Plc.
Debt Instrument [Line Items]
Covenant description	On May 9, 2012, the Company, through its wholly owned subsidiary Drillships Holdings Inc., signed an amendment under its $800,000 secured term loan agreement with Nordea Finland Plc. to, among other things, terminate the guarantee by DryShips and remove the related covenants and cross-acceleration provisions relating to DryShips's indebtedness and the Company's indebtedness under its other credit facilities. As a result of the amendment, a default by DryShips under one of its loan agreements or a default by the Company under one of its other credit facilities and the acceleration of the related debt will not result in a cross-default under the Company's $800,000 secured term loan agreement that would provide the Company's lenders with the right to accelerate the outstanding debt under the loan agreement. In addition, under the terms of the loan agreement, as amended, (i) the Company is permitted to buy back its own common shares; (ii) Drillships Holdings Inc., is able to pay dividends to Ocean Rig UDW Inc. as its shareholder; and (iii) the Company is permitted to , pay dividends or make any other distributions to its shareholders up to 50% of its net income, provided it maintained minimum liquidity in an aggregate amount of not less than $200,000 in cash and cash equivalents and restricted cash in the previous year from the date of the dividend, distribution or buy back of share capital and provide evidence to the lenders through cash flow forecasts that will maintain such level for the next 12 months. The amendment also provides for a reduction in the amount of minimum free cash required to be maintained by Drillships Holdings Inc. from $75,000 to $50,000. Under the original and the amended agreements, the Company is also required to maintain minimum free cash of $100,000.
Credit facility - Deutsche Bank Luxembourg SA
Debt Instrument [Line Items]
Covenant description	On May 14, 2012, the Company signed amendments to its two $495,000 credit facilities with Deutsche Bank Luxembourg SA. as agent (the "Deutsche Bank Credit Facilities") to, among other things, remove the payment guarantee of DryShips, subject to reinstatement as discussed below and remove the financial covenants for DryShips and the cross-default provision relating to DryShips' outstanding indebtedness. As a result of the amendments, a default by DryShips under one of its loan agreements will not result in a cross-default under the Deutsche Bank Credit Facilities that would provide the lenders thereunder with the right to accelerate the Company's outstanding debt. In addition, the amendments removed the automatic prepayment mechanism under the facilities. The Company is also required to increase its debt service reserve account by $57,000 beginning September 2014. Furthermore, under the amended Deutsche Bank Credit Facilities, the Company is permitted to pay dividends, make distributions and effect redemptions or returns of share capital up to 50% of net income, provided it maintains minimum liquidity in an aggregate amount of not less than $200,000 in cash and cash equivalents and restricted cash evidenced through cash flow forecasts for the next 12 months following the date of the dividend, distribution or redemption or return of share capital. Under the terms of the amended Deutsche Bank Credit Facilities, in the event of a breach by the Company of the financial covenants, the unconditional and irrevocable payment guarantees of DryShips will be reinstated; pursuant to which DryShips will be obligated to pay, upon demand by the lenders, any amount outstanding under the loans upon a failure by the Company to pay such amount. In addition, DryShips will be required to indemnify the lenders in respect of any losses they incur in respect of any amounts due under the loans that are not recoverable from DryShips under the guarantees and that the Company fails to pay. The amount payable by DryShips under the guarantees will be limited to $214,000 with respect to the facility for the Ocean Rig Poseidon and $225,000 with respect to the facility for the Ocean Rig Mykonos, in each case plus any other amounts that become payable in connection with the payment of such amount. The guarantees do not include any financial covenants applicable to DryShips or cross-default provisions in relation to DryShips' indebtedness for its drybulk carrier and tanker fleet.
Credit facility - DNB Bank ASA
Debt Instrument [Line Items]
Covenant description	On May 18, 2012, the Company signed an amendment under its $1,040,000 credit facility with DNB Bank ASA as agent, to amend the facility to among other things, replace the cross-acceleration clause relating to DryShips' indebtedness with cross-acceleration clause to the Company's indebtedness under its other credit facilities. In September 2012 , the outstanding balance of the loan has been fully repaid from the proceeds of the offering of Drill Rigs Senior Notes, as discussed above.

Long-term Debt - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt [Abstract]
Capitalized interest	$ 44,951	$ 57,761	$ 35,780
Interest expense, including costs related to senior notes	$ 148,763	$ 105,283	$ 35,827
Weighted average interest rate	4.90%	4.20%	4.50%

Financial Instruments and Fair Value Measurements - Statement of Financial Position (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial instruments non-current assets	$ 935	$ 0
Financial instruments-current liabilities	(39,537)	(40,727)
Financial instruments-non current liabilities	(38,087)	(52,025)
Total derivatives	(76,689)	(92,752)
Interest rate swaps
Financial instruments non-current assets	935	0
Financial instruments-current liabilities	(39,537)	(40,727)
Financial instruments-non current liabilities	$ (38,087)	$ (52,025)

Financial Instruments and Fair Value Measurements - Amounts Recognized in OCI (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gain/(Loss) recognized in other comprehensive income/(loss) on derivative	$ 0	$ 0	$ (27,018)
Interest rate swaps
Gain/(Loss) recognized in other comprehensive income/(loss) on derivative	$ 0	$ 0	$ (27,018)

Financial Instruments and Fair Value Measurements - Consolidated Statement of Operation (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Other, net	$ (1,068)	$ 2,311	$ 2,227
Loss on interest rate swaps	(36,974)	(33,455)	(40,303)
Total	(36,974)	(34,993)	(39,199)
Foreign currency forward contracts
Derivative [Line Items]
Other, net	0	(1,538)	1,104
Interest rate swaps
Derivative [Line Items]
Loss on interest rate swaps	$ (36,974)	$ (33,455)	$ (40,303)

Financial Instruments and Fair Value Measurements - Measured on a Recurring Basis (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps-asset position	$ 935	$ 0
Interest rate swaps-liability position	(77,624)
Total	(76,689)	(92,752)
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps-asset position	0
Interest rate swaps-liability position	0
Total	0
Significant other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps-asset position	935
Interest rate swaps-liability position	(77,624)
Total	(76,689)
Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps-asset position	0
Interest rate swaps-liability position	0
Total	$ 0

Financial Instruments and Fair Value Measurements - Interest Rate Swaps (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Number_of_Derivatives	Dec. 31, 2011 Number_of_Derivatives	Dec. 31, 2010 Number_of_Derivatives
Interest rate swaps and cap floor agreements:
Number of interest rate swap held	12	7	11
Notional amount of interest rate swaps	$ 2,735	$ 989	$ 908
Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations	1,034	722	0
Amount reclassified to other component of Accumulated Other Comprehensive Income	0	3,272	(5,495)
Amount reclassified from other component of Accumulated Other Comprehensive Income	0	(3,272)	(21,523)
Security deposits, non-current	0	33,100
Security deposits, current	8,000
Restricted cash, current	37,321	57,060
Ocean Rig Mylos, Ocean Rig Skyros and Ocean Rig Athena
Interest rate swaps and cap floor agreements:
Restricted cash, current	6,000
Derivatives designated as hedging instruments
Interest rate swaps and cap floor agreements:
Number of interest rate swap held	0	0	3
Derivatives not designated as hedging instruments
Interest rate swaps and cap floor agreements:
Number of interest rate swap held	12	7	8
Cash flow hedge realized
Interest rate swaps and cap floor agreements:
(Unrealized) / realized losses on cash flow hedges accumulated in other comprehensive income			(27,776)
Cash flow hedge unrealized
Interest rate swaps and cap floor agreements:
(Unrealized) / realized losses on cash flow hedges accumulated in other comprehensive income			$ 35,992

Financial Instruments and Fair Value Measurements - Foreign Currency Forward Agreements (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($) Number_of_Derivatives	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($) Number_of_Derivatives	Dec. 31, 2010 NOK	Dec. 31, 2012 Derivatives not designated as hedging instruments USD ($)	Dec. 31, 2012 Cash flow hedge realized USD ($)	Dec. 31, 2011 Cash flow hedge realized USD ($)	Dec. 31, 2010 Cash flow hedge realized USD ($)	Dec. 31, 2011 Cash flow hedge unrealized USD ($)
Foreign currency forward contracts:
Number of forward contracts held	0		12
Notional amount of foreign currency forward contracts			$ 28,000	174,000
Gain/(loss) due to change of fair value of foreign currency forward contracts	0	(1,538)	1,104
Reclassification of losses on previously designated cash flow hedges to Consolidated Statement of Operations, net	22,904	9,816	0						22,904
Estimated net amount of cash flow hedged to be reclassified within twelve months					1,034
Gains/(losses) transferred from other comprehensive income to statement of operations						$ (23,938)	$ (10,538)	$ 0

Financial Instruments and Fair Value Measurements - Senior Notes and Credit Facilities (Details) (Significant other Observable Inputs (Level 2), USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Senior Unsecured Notes
Senior notes and credit facilities:
Senior notes, estimated fair value	$ 519,065
Senior notes, carrying value net of financing fees	491,704
Drill Rigs Senior Notes
Senior notes and credit facilities:
Senior notes, estimated fair value	798,000
Senior notes, carrying value net of financing fees	781,001
Credit facility - Deutsche Bank Luxembourg SA
Senior notes and credit facilities:
Fixed rate credit facility, estimated fair value	511,453
Credit facility, carrying value net of financing fees	$ 450,433

Pensions - Analysis (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pensions [Abstract]
Pension benefit obligation	$ 4,057	$ 2,546

Pensions - Projected Benefit Obligation (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pensions [Abstract]
Benefit obligation at January 1	$ 9,920	$ 8,097
Service cost	1,440	1,445	2,021
Interest cost	259	329	334
Actuarial gains	20	539
Benefits paid	(60)	(87)
Payroll tax of employer contribution	(92)	(57)
Foreign currency exchange rate changes	799	(346)
Benefit obligation at end of year	$ 12,286	$ 9,920	$ 8,097

Pensions - Change in the Value of Plan Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pensions [Abstract]
Balance, beginning of year	$ 7,374	$ 7,495
Expected return on plan assets	242	356	395
Actual return on plan assets	(542)	(604)
Employer contributions	655	406
Settlement	(60)	(87)
Foreign currency exchange rate changes	560	(192)
Net Plan Net Assets	8,229	7,374	7,495
Unfunded status at end of year	$ 4,057	$ 2,546

Pensions - Components of other comprehensive loss (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pensions [Abstract]
Net actuarial loss	$ 1,467	$ 2,104	$ 3,046
Prior service cost	0	0	0
Defined benefit plan adjustment, net of tax of $0	$ 1,467	$ 2,104	$ 3,046

Pensions - Components of net Periodic Pension Cost (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pensions [Abstract]
Expected return on plan assets	$ (242)	$ (356)	$ (395)
Service cost	1,440	1,445	2,021
Interest cost	259	329	334
Amortization of actuarial loss	184	116	47
Settlement	0	0	1
Net periodic pension cost	$ 1,641	$ 1,534	$ 2,008

Pensions - Components of changes in Plan Assets and Benefit Obligations recognized in Other Comprehensive Income (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net actuarial loss/(gain)	$ 1,467	$ 2,104	$ 3,046
Prior service cost (credit)	0	0	0
Amortization of actuarial loss	184	116	47
Total defined benefit plan adjustments net of tax $0	637	942	(424)
Recognized In Other Comprehensive Income
Net actuarial loss/(gain)	(581)	234	1,101
Prior service cost (credit)	276	1,133	(1,020)
Amortization of actuarial loss	942	(425)	(506)
Total defined benefit plan adjustments net of tax $0	$ 637	$ 942	$ (425)

Pensions - Weighted Average Assumptions used to Determine Net Periodic Pension Cost (Table) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pensions [Abstract]
Expected return on plan assets	4.00%	4.10%	5.40%
Discount rate	2.30%	2.60%	4.00%
Compensation increases	3.50%	3.50%	4.00%

Pensions - Pension Assets at Fair Value (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Plan net assets at fair value	$ 8,229	$ 7,374	$ 7,495
Share and other equity investments
Defined Benefit Plan Disclosure [Line Items]
Plan net assets at fair value	1,467	1,123
Bonds and other security - fixed yield
Defined Benefit Plan Disclosure [Line Items]
Plan net assets at fair value	4,432	3,402
Bonds held to maturity
Defined Benefit Plan Disclosure [Line Items]
Plan net assets at fair value	661	1,261
Properties and real estate
Defined Benefit Plan Disclosure [Line Items]
Plan net assets at fair value	1,226	1,279
Money market
Defined Benefit Plan Disclosure [Line Items]
Plan net assets at fair value	88	78
Other
Defined Benefit Plan Disclosure [Line Items]
Plan net assets at fair value	$ 355	$ 231

Pensions - Major Categories of Plan Assets as a Percentage of the Total Fair Value of Plan Assets (Table) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Plan net assets at fair value allocation	100.00%	100.00%
Shares and other equity instruments
Defined Benefit Plan Disclosure [Line Items]
Plan net assets at fair value allocation	18.00%	15.00%
Bonds
Defined Benefit Plan Disclosure [Line Items]
Plan net assets at fair value allocation	62.00%	64.00%
Properties and real estate
Defined Benefit Plan Disclosure [Line Items]
Plan net assets at fair value allocation	15.00%	17.00%
Other
Defined Benefit Plan Disclosure [Line Items]
Plan net assets at fair value allocation	5.00%	4.00%

Pensions - Fair Value of Pension Assets by Level (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Plan Net Assets	$ 8,229	$ 7,374	$ 7,495
Level 1
Net Plan Net Assets	5,358	4,762
Level 2
Net Plan Net Assets	1,274	1,025
Level 3
Net Plan Net Assets	1,597	1,587	1,338
US Equities
Net Plan Net Assets	887	658
US Equities | Level 1
Net Plan Net Assets	887	658
US Equities | Level 2
Net Plan Net Assets	0	0
US Equities | Level 3
Net Plan Net Assets	0	0
Non-US Equities
Net Plan Net Assets	580	465
Non-US Equities | Level 1
Net Plan Net Assets	209	157
Non-US Equities | Level 2
Net Plan Net Assets	0	0
Non-US Equities | Level 3
Net Plan Net Assets	371	308
Government Bonds
Net Plan Net Assets	661	3,440
Government Bonds | Level 1
Net Plan Net Assets	628	2,891
Government Bonds | Level 2
Net Plan Net Assets	33	549
Government Bonds | Level 3
Net Plan Net Assets	0	0
Corporate Bonds
Net Plan Net Assets	4,432	1,223
Corporate Bonds | Level 1
Net Plan Net Assets	3,546	978
Corporate Bonds | Level 2
Net Plan Net Assets	886	245
Corporate Bonds | Level 3
Net Plan Net Assets	0	0
Hedge funds and limited partnerships
Net Plan Net Assets	355	231
Hedge funds and limited partnerships | Level 1
Net Plan Net Assets	0	0
Hedge funds and limited partnerships | Level 2
Net Plan Net Assets	355	231
Hedge funds and limited partnerships | Level 3
Net Plan Net Assets	0	0
Cash and cash equivalents
Net Plan Net Assets	88	78
Cash and cash equivalents | Level 1
Net Plan Net Assets	88	78
Cash and cash equivalents | Level 2
Net Plan Net Assets	0	0
Cash and cash equivalents | Level 3
Net Plan Net Assets	0	0
Real Estate
Net Plan Net Assets	1,226	1,279
Real Estate | Level 1
Net Plan Net Assets	0	0
Real Estate | Level 2
Net Plan Net Assets	0	0
Real Estate | Level 3
Net Plan Net Assets	$ 1,226	$ 1,279

Pensions - Summary of Changes in the Fair Value of the Pension Assets Classified as Level 3 Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Unobservable Inputs (Level 3)	Dec. 31, 2011 Unobservable Inputs (Level 3)
Balance, beginning of year	$ 8,229	$ 7,374	$ 7,495	$ 1,587	$ 1,338
Actual return on plan assets:
Assets still held at reporting date				63	177
Purchases, sales, issuances and settlements (net)				(53)	72
Net Plan Net Assets	$ 8,229	$ 7,374	$ 7,495	$ 1,597	$ 1,587

Pensions - Pension Benefits Contribuitions Expected to be Paid by the Company (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Pensions [Abstract]
December 31, 2013	$ 93
December 31, 2014	135
December 31, 2015	135
December 31, 2016	220
December 31, 2017	181
December 31, 2018 - 2021	2,190
Total pension payments	$ 2,954

Pensions - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Number_of_Pension_Plans	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013
Number of pension benefit plans	8
Defined Benefit Plan, Accumulated Benefit Obligation	$ 8,887	$ 7,037
Defined Benefit Plan, Net Periodic Benefit Cost	1,641	1,534	2,008
Estimated net loss for pension benefits				226
Defined Benefit Plan, Contributions by Plan Participants	655
Level 1 - average daily turnover threshold	3,462
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	655
Pension and Other Postretirement Benefit Contributions	$ 5,205	$ 3,738	$ 1,775
Managed by Norwegian life insurance companies
Number of pension benefit plans	5
Number of employees covered	714
Managed by international life insurance companies
Number of pension benefit plans	3
Number of employees covered	44

Common Stock and Additional Paid-in Capital - Non Vested Shares (Table) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Number of non vested shares
Balance as at January 1, 2012	0
Granted	153,150
Forfeited	(77,150)
Vested	(2,500)
Balance as at December 31, 2012	73,500
Weighted Average Grant Date Fair Value Per Non Vested Shares [Abstract]
Balance as at January 1, 2012	$ 0
Granted	$ 16.34
Forfeited	$ 16.28
Vested	$ 16.5
Balance as at December 31, 2012	$ 16.4

Common Stock and Additional Paid-in Capital - General (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2008	Dec. 06, 2011	Dec. 21, 2010	Dec. 31, 2012	Dec. 31, 2011	Apr. 15, 2011	Dec. 07, 2008	Dec. 31, 2010 Common Stock [Member]
Common Stock and Additional Paid-in Capital [Abstract]
Common stock shares authorized	250,000,000			1,000,000,000	1,000,000,000	1,000,000,000	500
Preferred stock shares authorized				500,000,000	500,000,000	500,000,000
Common stock par value	$ 0.01			$ 0.01	$ 0.01		$ 20
Reclassifiication from additional paid-in capital to common stock								$ 1,021
Offering price per share			$ 17.5
Placement related costs			11,699
Shares dividends	103,125,000
Repurchase program amount		$ 500,000

Common Stock and Additional Paid-in Capital - Restricted Stock Awards (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					1 Months Ended			12 Months Ended	1 Months Ended			4 Months Ended	10 Months Ended	12 Months Ended	1 Months Ended		4 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 05, 2012	Mar. 21, 2012	Dec. 31, 2014 Officers and key employees of Ocean Rig AS	Dec. 31, 2013 Officers and key employees of Ocean Rig AS	Feb. 14, 2012 Officers and key employees of Ocean Rig AS	Dec. 31, 2012 Officers and key employees of Ocean Rig AS	Dec. 31, 2014 Officer	Dec. 31, 2013 Officer	Mar. 31, 2013 Officer	May 15, 2012 Officer	Dec. 05, 2012 Officer	Dec. 31, 2012 Officer	Dec. 31, 2014 Sign-up bonus	Dec. 31, 2013 Sign-up bonus	May 15, 2012 Sign-up bonus	Dec. 31, 2012 Sign-up bonus
Non vested shares granted	153,150							112,950					4,500	7,500				28,200
Vested during the period	2,500					37,650	37,650		37,650	1,500	1,500	7,500			1,500	9,400	9,400		9,400
Grant date fair value				$ 15.75				$ 16.5					$ 15.92					$ 15.92
Number of vested shares	2,500
Number of forfeited shares	77,150
Amortization of stock based compensation	$ 613	$ 0	$ 0
Unrecognized compensation cost	633
Expected period of recognition for unrecognized compensation costs	3 years
Compensation cost allocated in "General and administrative expenses"	$ 613
Shares authorized under Equity Plan					2,000,000

Accumulated other comprehensive loss (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows hedges realized loss	$ 22,904	$ 9,816	$ 0
Actuarial pension gain	(1,467)	(2,104)	(3,046)
Total	(27,825)	(51,126)
Accumulated Other Comprehensive Loss
Cash flows hedges unrealized loss	0	(22,904)
Cash flows hedges realized loss	(29,292)	(30,326)
Actuarial pension gain	$ 1,467	$ 2,104

Interest and Finance Cost (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and Finance Cost [Abstract]
Interest costs on long-term debt	$ 135,819	$ 87,505	$ 30,749
Amortization of financing fee	12,944	17,778	5,078
Amortization of unrealized hedge reserve (Note 10.1)	9,816	9,816	0
Capitalized borrowing costs	(44,951)	(57,761)	(35,780)
Bank charges	604	2,006	1,997
Commissions and commitment fees	2,195	4,408	6,374
Total	$ 116,427	$ 63,752	$ 8,418

Income Taxes - Income Components (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Domestic income/(loss) (Marshall Islands)	$ (67,582)	$ 190,940	$ 174,794
Foreign income/(loss)	(20,797)	(68,214)	(19,597)
Total income/(loss) before taxes	$ (88,379)	$ 122,726	$ 155,197

Income Taxes - Tax Component (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Current Tax expense	$ 43,957	$ 27,637	$ 20,227
Deferred Tax expense / (benefit)	0	(209)	209
Income taxes	$ 43,957	$ 27,428	$ 20,436
Effective tax rate	(50.00%)	22.00%	13.00%

Income Taxes - Reconciliation of total tax expense (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of total tax expense:
Change in valuation allowance	$ 6,311	$ (41,870)	$ (14,922)
Differences in tax rates	(3,896)	(3,288)	14,177
Effect of permanent differences	120	2	40
Adjustments in respect to current income tax of previous years.	227	(766)	281
Effect of exchange range differences	(1,599)	(3,318)	1,465
Withholding tax	42,837	26,132	19,395
Loss of tax loss carry forward because of liquidation	0	50,536	0
Total	$ 43,957	$ 27,428	$ 20,436

Income Taxes - Deferred Tax Assets And Liabilities (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets
Net operations loss carry forward	$ 8,707	$ 8,015
Accelerated depreciation of assets	107	31
Pension	1,136	713
Total deferred tax assets	9,950	8,759
Less: valuation allowance	(9,950)	(8,759)
Total deferred tax assets, net	$ 0	$ 0

Income Taxes - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Brazil, Angola, Equatorial Guinea, Ivory Coast and Ghana	Dec. 31, 2011 Ghana, Tanzania and Turkey	Dec. 31, 2010 Ghana and Turkey	Dec. 31, 2012 Marshall Islands
Current tax expense percentage			97.00%	95.00%	95.00%
Tax rate						0.00%
Tax asset valuation allowance	$ 9,950	$ 8,759
Operating loss carryforwards	$ 32,961	$ 25,593

Segment Information - Revenue per country (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leasing And Service Revenues	$ 941,903	$ 700,819	$ 403,162
Ghana/Ivory Coast
Leasing And Service Revenues	175,595	230,018	227,649
Turkey
Leasing And Service Revenues	0	50,183	176,228
Norway
Leasing And Service Revenues	0	0	(715)
Brazil
Leasing And Service Revenues	233,569	(617)	0
Greenland
Leasing And Service Revenues	136	253,125	0
Ivory Coast
Leasing And Service Revenues	0	89,686	0
Tanzania
Leasing And Service Revenues	196,415	78,424	0
Angola
Leasing And Service Revenues	79,884	0	0
Namibia
Leasing And Service Revenues	33,212	0	0
Falkland
Leasing And Service Revenues	166,795	0	0
Equatorial Guinea
Leasing And Service Revenues	$ 56,297	$ 0	$ 0

Commitments and Contingencies - Legal proceedings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Legal Matters and Contingencies [Line Items]
Insurance recoveries	$ 941,903	$ 699,649	$ 405,712
Import Export Duties [Member]
Legal Matters and Contingencies [Line Items]
Payments for legal settlements	6,100
Ocean Rig Corcovado [Member]
Legal Matters and Contingencies [Line Items]
Insurance recoveries	$ 24,640

Commitments and Contingencies - Contractual revenue (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Unbilled Receivables, Not Billable at Balance Sheet Date [Abstract]
Next 12 months	$ 1,131,701
December 31, 2014	1,453,513
December 31, 2015	1,141,448
December 31, 2016	502,528
December 31, 2017	$ 20,371

Commitments and Contingencies - Purchase Obligations (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 1,179,776
2014	0
2015	387,100
Total	1,566,876
Drillship Shipbuilding Contracts [Member]
2013	1,179,776
2014	0
2015	387,100
Total	$ 1,566,876

Commitments and Contingencies - Rental Payments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leases, Future Minimum Payments Due [Abstract]
December 31, 2013	$ 2,774
December 31, 2014	1,396
December 31, 2015	422
December 31, 2016	$ 422

Subsequent Events - Drilling Contracts (Details) (Eirik Raude, USD $) In Thousands, unless otherwise specified	0 Months Ended	2 Months Ended		1 Months Ended
	Jan. 09, 2013 ExxonMobil Number_of_Wells	Mar. 03, 2013 European Hydrocarbons	Jan. 09, 2013 Option ExxonMobil Number_of_Wells	Feb. 01, 2013 Option Lukoil Number_of_Wells
Subsequent Event [Line Items]
Number of wells	1		3	4
Maximum estimated duration	6 months			12 months
Commencement date	First quarter of 2013			Second half of 2013
Proceeds from contract termination		$ 14,500
Non recoverable revenue		$ 11,700

Subsequent Events - Loan Facility (Details) (Syndicated secured term loan facility, Ocean Rig Mylos, Ocean Rig Skyros and Ocean Rig Athena, USD $) In Thousands, unless otherwise specified	2 Months Ended
Feb. 28, 2013
Syndicated secured term loan facility | Ocean Rig Mylos, Ocean Rig Skyros and Ocean Rig Athena
Subsequent Event [Line Items]
Borrowing capacity	$ 1,350,000
Duration	The facility will have a five-year term and a repayment profile of approximately 11 years.
Interest rate	LIBOR plus a margin

Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. - Balance Sheets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CURRENT ASSETS:
Cash and cash equivalents	$ 317,366	$ 250,878	$ 95,707	$ 234,195
Other current assets	93,639	65,248
Total current assets	597,134	496,409
NON-CURRENT ASSETS:
Drillships options	0	24,756
Total assets	6,225,114	6,015,355
CURRENT LIABILITIES:
Financial instruments	39,537	40,727
Total current liabilities	505,665	427,557
NON CURRENT LIABILITIES
Long term debt, net of current portion	2,683,630	2,525,599
Total non-current liabilities	2,810,934	2,589,342
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2011 and 2012, nil issued and outstanding at December 31, 2011 and 2012 respectively	0	0
Common stock, $0.01 par value; 1,000,000,000 shares authorized, at December 31, 2011 and 2012, 131,696,928 and 131,725,128 issued and outstanding at December 31, 2011 and 2012, respectively (Note 12)	1,317	1,317
Additional paid-in capital	3,489,018	3,469,924
Accumulated other comprehensive loss	(27,825)	(51,126)
Accumulated deficit	(553,995)	(421,659)
Total stockholders' equity	2,908,515	2,998,456	2,881,082	1,701,117
Total liabilities and stockholders' equity	6,225,114	6,015,355
Ocean Rig UDW Inc.
CURRENT ASSETS:
Cash and cash equivalents	954	1,303	51,290	0
Other current assets	434	17,021
Total current assets	1,388	18,324
NON-CURRENT ASSETS:
Drillships options	0	24,756
Investment in subsidiaries (eliminated in consolidation)	3,424,157	3,469,901
Total non-current assets	3,424,157	3,494,657
Total assets	3,425,545	3,512,981
CURRENT LIABILITIES:
Other current liabilities	14,488	24,826
Financial instruments	10,839	0
Total current liabilities	25,327	24,826
NON CURRENT LIABILITIES
Long term debt, net of current portion	491,703	489,699
Total non-current liabilities	491,703	489,699
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2011 and 2012, nil issued and outstanding at December 31, 2011 and 2012 respectively	0	0
Common stock, $0.01 par value; 1,000,000,000 shares authorized, at December 31, 2011 and 2012, 131,696,928 and 131,725,128 issued and outstanding at December 31, 2011 and 2012, respectively (Note 12)	1,317	1,317
Additional paid-in capital	3,489,018	3,469,924
Accumulated other comprehensive loss	(27,825)	(51,126)
Accumulated deficit	(553,995)	(421,659)
Total stockholders' equity	2,908,515	2,998,456
Total liabilities and stockholders' equity	$ 3,425,545	$ 3,512,981

Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. - Balance Sheets Parentheticals (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Apr. 15, 2011	Dec. 31, 2008	Dec. 07, 2008
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	500,000,000	500,000,000	500,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock par value	$ 0.01	$ 0.01		$ 0.01	$ 20
Common stock shares authorized	1,000,000,000	1,000,000,000	1,000,000,000	250,000,000	500
Common stock shares issued	131,725,128	131,696,928
Common stock shares outstanding	131,725,128	131,696,928
Ocean Rig UDW Inc.
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	500,000,000	500,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	1,000,000,000	1,000,000,000
Common stock shares issued	131,725,128	131,696,928
Common stock shares outstanding	131,725,128	131,696,928

Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. - Statement of Operations (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EXPENSES:
General and administrative expenses	$ 83,647,000	$ 46,718,000	$ 20,566,000
Legal settlements and other, net	4,524,000	0	0
Operating loss	(65,537,000)	(207,812,000)	(189,227,000)
OTHER INCOME / (EXPENSES):
Interest and finance cost	(116,427,000)	(63,752,000)	(8,418,000)
Interest income	553,000	9,810,000	12,464,000
Loss on interest rate swaps	(36,974,000)	(33,455,000)	(40,303,000)
Other, net	(1,068,000)	2,311,000	2,227,000
Total other (expenses), net	(153,916,000)	(85,086,000)	(34,030,000)
Net income/(loss)	(132,336,000)	95,298,000	134,761,000
Earnings/(loss) per common share, basic and diluted	$ (1)	$ 0.72	$ 1.3
Weighted average number of shares, basic and diluted	131,696,935	131,696,928	103,908,279
Ocean Rig UDW Inc.
EXPENSES:
General and administrative expenses	12,877,000	8,591,000	2,456,000
Legal settlements and other, net	6,100,000	0	0
Operating loss	18,977,000	8,591,000	2,456,000
OTHER INCOME / (EXPENSES):
Interest and finance cost	(58,210,000)	(35,328,000)	(326,000)
Interest income	4,000	3,216,000	4,202,000
Loss on interest rate swaps	(38,000)	0	0
Other, net	(2,476,000)	1,068,000	37,000
Total other (expenses), net	(60,720,000)	(31,044,000)	3,913,000
Equity in earnings/(loss) of subsidiaries (eliminated in consolidation)	(52,639,000)	134,933,000	133,304,000
Net income/(loss)	$ (132,336,000)	$ 95,298,000	$ 134,761,000
Earnings/(loss) per common share, basic and diluted	$ (1)	$ 0.72	$ 1.3
Weighted average number of shares, basic and diluted	131,696,935	131,696,928	103,908,279

Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. - Statement of Comprehensive Income/(loss) (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
NET INCOME/(LOSS)	$ (132,336)	$ 95,298	$ 134,761
Other Comprehensive Income Loss [Abstract]
Unrealized interest rate swap gains/(losses)	0	3,272	(5,495)
Realized loss on cash flow hedges associated with capitalized interest	0	(3,272)	(21,523)
Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations	1,034	722	0
Reclassification of losses on previously designated cash flow hedges to Consolidated Statement of Operations, net	22,904	9,816	0
Actuarial gains/(losses)	(637)	(942)	424
Other Comprehensive income/ (loss)	23,301	9,596	(26,594)
Total Comprehensive income / (loss)	(109,035)	104,894	108,167
Ocean Rig UDW Inc.
NET INCOME/(LOSS)	(132,336)	95,298	134,761
Other Comprehensive Income Loss [Abstract]
Unrealized interest rate swap gains/(losses)	0	3,272	(5,495)
Realized loss on cash flow hedges associated with capitalized interest	0	(3,272)	(21,523)
Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations	1,034	722	0
Reclassification of losses on previously designated cash flow hedges to Consolidated Statement of Operations, net	22,904	9,816	0
Actuarial gains/(losses)	(637)	(942)	424
Other Comprehensive income/ (loss)	23,301	9,596	(26,594)
Total Comprehensive income / (loss)	$ (109,035)	$ 104,894	$ 108,167

Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. - Statement of Cash Flows (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Cash Used in Operating Activities	$ 278,303	$ 270,662	$ 221,798
Cash Flows from Investing Activities:
Drillship options	0	0	(99,024)
Restricted cash	(10,595)	385,011	(335,898)
Net Cash Used in/ Provided by Investing Activities	(320,469)	(1,561,501)	(1,441,347)
Cash Flows from Financing Activities:
Capital contribution from DryShips	0	0	540,321
Net proceeds from the common stock issuance	0	0	488,301
Proceeds from credit facility	800,000	2,420,476	308,250
Payments of credit facility	(671,667)	(926,666)	(247,717)
Payment of financing fees	(19,679)	(47,800)	(8,094)
Net Cash Provided by Financing Activities	108,654	1,446,010	1,081,061
Net (decrease)/ increase in cash and cash equivalents	66,488	155,171	(138,488)
Cash and cash equivalents at beginning of years	250,878	95,707	234,195
Cash and cash equivalents at end of years	317,366	250,878	95,707
Ocean Rig UDW Inc.
Net Cash Used in Operating Activities	(59,992)	(28,728)	(753)
Cash Flows from Investing Activities:
Investments in subsidiaries	59,643	(846,731)	(583,498)
Drillship options	0	0	(99,024)
Restricted cash	0	302,011	(302,011)
Net Cash Used in/ Provided by Investing Activities	59,643	(544,720)	(984,533)
Cash Flows from Financing Activities:
Due to subsdiaries	0	334,996	(335,223)
Capital contribution from DryShips	0	0	583,498
Net proceeds from the common stock issuance	0	0	488,301
Proceeds from credit facility	0	500,000	300,000
Payments of credit facility	0	(300,000)	0
Payment of financing fees	0	(11,535)	0
Net Cash Provided by Financing Activities	0	523,461	1,036,576
Net (decrease)/ increase in cash and cash equivalents	(349)	(49,987)	51,290
Cash and cash equivalents at beginning of years	1,303	51,290	0
Cash and cash equivalents at end of years	$ 954	$ 1,303	$ 51,290

Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	May 15, 2012 Deutsche Bank Luxembourg - 1st facility	May 15, 2012 Deutsche Bank Luxembourg - 2nd facility	Dec. 31, 2012 6.5% Senior Secured Notes due 2017	Dec. 31, 2011 6.5% Senior Secured Notes due 2017	Dec. 31, 2012 Ocean Rig UDW Inc. Guarantor	Dec. 31, 2011 Ocean Rig UDW Inc. Guarantor Deutsche Bank Luxembourg - 1st facility	Dec. 31, 2011 Ocean Rig UDW Inc. Guarantor Deutsche Bank Luxembourg - 2nd facility	Dec. 31, 2012 Ocean Rig UDW Inc. Guarantor Term bank loan - Nordea Finland Plc.	Dec. 31, 2012 Ocean Rig UDW Inc. Guarantor 6.5% Senior Secured Notes due 2017
Debt Instrument - carrying amount	$ 2,907,500	$ 2,779,167	$ 495,000	$ 495,000	$ 800,000	$ 0		$ 495,000	$ 495,000		$ 800,000
Debt Instrument - face amount					800,000					800,000
Term loans/Credit facilities	$ 1,607,500	$ 2,279,167					$ 1,607,500